Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.8%
	SECURITIZED – 34.8%
$600	Benchmark 2021-B24 Mortgage Trust	2.264%	3/15/54	AAA	$605,221
560	Citigroup Commercial Mortgage Trust 2016-GC37	3.576%	4/10/49	Aa2	605,656
250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	268,493
445	COMM 2015-LC23 Mortgage Trust	3.774%	10/10/48	Aaa	491,199
500	Csail 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	Aa2	526,539
684	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	753,028
305	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	329,559
476	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	527,184
5,001	Fannie Mae Pool FM3982	3.500%	5/01/50	N/R	5,341,905
4,035	Fannie Mae Pool FM5399	4.000%	10/01/50	N/R	4,398,173
40	Fannie Mae Pool MA1489	3.000%	7/01/43	Aaa	43,262
374	Fannie Mae Pool MA2929	3.500%	3/01/47	Aaa	400,541
405	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	432,712
141	Fannie Mae Pool MA3211	4.000%	12/01/47	Aaa	152,492
249	Fannie Mae Pool MA3239	4.000%	1/01/48	Aaa	269,861
338	Fannie Mae Pool MA3276	3.500%	2/01/48	Aaa	359,733
85	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	91,475
171	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	182,817
57	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	62,054
177	Fannie Mae Pool MA3332	3.500%	4/01/48	Aaa	188,790
106	Fannie Mae Pool MA3383	3.500%	6/01/48	Aaa	112,652
866	Fannie Mae Pool MA3416	4.500%	7/01/48	Aaa	942,511
111	Fannie Mae Pool MA3467	4.000%	9/01/48	Aaa	119,756
125	Fannie Mae Pool MA3663	3.500%	5/01/49	Aaa	133,386
165	Fannie Mae Pool MA3744	3.000%	8/01/49	N/R	172,579
184	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	192,903
240	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	250,982
702	Fannie Mae Pool MA3960	3.000%	3/01/50	N/R	734,888
492	Fannie Mae Pool MA4237	2.000%	1/01/51	N/R	496,845
9,886	Fannie Mae Pool MA4255	2.000%	2/01/51	N/R	9,983,416
1,378	Fannie Mae Pool MA4256	2.500%	2/01/51	N/R	1,430,839
5,026	Fannie Mae Pool MA4282	2.500%	3/01/51	N/R	5,217,405
698	Fannie Mae Pool MA4304	1.500%	4/01/51	N/R	683,948
1,872	Fannie Mae Pool MA4307	3.000%	4/01/51	N/R	1,972,627
200	Fannie Mae Pool MA4355, (WI/DD)	2.000%	5/01/51	N/R	201,972

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$650	Fannie Mae Pool MA4356, (WI/DD)	2.500%	5/01/51	N/R	$674,748
336	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	363,316
148	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	158,119
749	Freddie Mac Multifamily Structured Pass Through Certificates	0.602%	9/25/27	Aaa	743,397
560	Freddie Mac Multifamily Structured Pass Through Certificates	1.603%	12/25/27	Aaa	570,016
200	Freddie Mac Multifamily Structured Pass Through Certificates	1.353%	11/25/30	Aaa	200,383
33	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	36,916
361	Ginnie Mae II Pool MA3310	3.500%	12/20/45	Aaa	388,529
108	Ginnie Mae II Pool MA3311	4.000%	12/20/45	Aaa	118,623
126	Ginnie Mae II Pool MA3874	3.500%	8/20/46	Aaa	134,982
82	Ginnie Mae II Pool MA3937	3.500%	9/20/46	Aaa	87,875
184	Ginnie Mae II Pool MA4900	3.500%	12/20/47	Aaa	196,714
144	Ginnie Mae II Pool MA4962	3.500%	1/20/48	Aaa	152,985
160	Ginnie Mae II Pool MA5875	3.500%	4/20/49	Aaa	170,020
257	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	269,958
266	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	278,934
268	Ginnie Mae II Pool MA6474	3.000%	2/20/50	N/R	280,877
5,303	Ginnie Mae II Pool MA6766	3.000%	7/20/50	N/R	5,553,707
3,295	Ginnie Mae II Pool MA6767	3.500%	7/20/50	N/R	3,494,570
952	Ginnie Mae II Pool MA6994	2.000%	11/20/50	N/R	971,183
3,216	Ginnie Mae II Pool MA7135	2.000%	1/20/51	N/R	3,280,667
4,587	Ginnie Mae II Pool MA7193	2.500%	2/20/51	N/R	4,767,812
230	GS Mortgage Securities Trust 2013-GC16	5.161%	11/10/46	Aa1	246,870
233	GS Mortgage Securities Trust 2016-GS4	3.178%	11/10/49	Aaa	245,608
250	Morgan Stanley Capital I Trust 2021-L5, (WI/DD)	1.518%	5/15/26	AAA	249,992
275	SoFi Professional Loan Program 2017-E LLC, 144A	2.720%	11/26/40	AAA	279,984
250	Verizon Owner Trust 2019-C	2.060%	4/22/24	AA	256,643
250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aa2	263,143
$60,417	Total Securitized (cost $63,089,374)				63,113,974

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 32.5%
$2,310	United States Treasury Note/Bond	2.625%	7/15/21	AAA	$2,321,992
2,976	United States Treasury Note/Bond	2.000%	12/31/21	AAA	3,014,014
4,851	United States Treasury Note/Bond	0.375%	3/31/22	AAA	4,865,022
1,133	United States Treasury Note/Bond	1.750%	6/15/22	AAA	1,154,111
5,434	United States Treasury Note/Bond	0.125%	7/31/22	AAA	5,436,123
106	United States Treasury Note/Bond	1.375%	10/15/22	AAA	107,930
840	United States Treasury Note/Bond	0.125%	11/30/22	AAA	840,000
9,078	United States Treasury Note/Bond	0.125%	12/31/22	AAA	9,075,873

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$2,500	United States Treasury Note/Bond	0.125%	4/30/23	AAA	$2,498,145
1,048	United States Treasury Note/Bond	1.250%	2/28/25	AAA	1,070,311
544	United States Treasury Note/Bond	0.375%	4/30/25	AAA	538,943
7,133	United States Treasury Note/Bond	0.250%	9/30/25	AAA	6,987,275
2,380	United States Treasury Note/Bond	0.250%	10/31/25	AAA	2,328,216
3,000	United States Treasury Note/Bond	0.375%	1/31/26	AAA	2,939,297
3,000	United States Treasury Note/Bond	0.750%	3/31/26	AAA	2,986,875
1,000	United States Treasury Note/Bond	0.750%	4/30/26	AAA	994,844
841	United States Treasury Note/Bond	3.125%	11/15/28	AAA	945,928
393	United States Treasury Note/Bond	2.375%	5/15/29	AAA	420,541
467	United States Treasury Note/Bond	1.625%	8/15/29	AAA	472,363
2,162	United States Treasury Note/Bond	0.625%	5/15/30	AAA	1,987,773
1,248	United States Treasury Note/Bond	0.875%	11/15/30	AAA	1,166,295
4,500	United States Treasury Note/Bond	1.125%	2/15/31	AAA	4,294,687
429	United States Treasury Note/Bond	2.750%	8/15/42	AAA	469,688
25	United States Treasury Note/Bond	2.250%	8/15/49	AAA	24,736
231	United States Treasury Note/Bond	2.000%	2/15/50	AAA	216,292
439	United States Treasury Note/Bond	1.250%	5/15/50	AAA	340,019
1,720	United States Treasury Note/Bond	1.375%	8/15/50	AAA	1,376,806
$59,788	Total U.S. Treasury (cost $59,401,635)				58,874,099

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 24.5%
	Financials – 3.9%
$30	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	BBB-	$31,829
22	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	BBB-	23,288
22	Aetna Inc	4.500%	5/15/42	BBB	25,486
100	Aetna Inc	4.750%	3/15/44	BBB	119,225
23	Air Lease Corp	3.875%	7/03/23	BBB	24,513
30	Air Lease Corp	3.625%	4/01/27	BBB	31,960
106	Air Lease Corp	3.250%	10/01/29	BBB	108,139
10	Air Lease Corp	3.000%	2/01/30	BBB	9,982
10	Aircastle Ltd	5.000%	4/01/23	BBB-	10,713
10	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	10,728
183	Alexandria Real Estate Equities Inc	1.875%	2/01/33	BBB+	168,688
181	American International Group Inc	4.200%	4/01/28	BBB+	204,498
153	Anthem Inc	2.875%	9/15/29	BBB+	159,653
28	Anthem Inc	4.625%	5/15/42	BBB+	33,266
98	Anthem Inc	3.700%	9/15/49	BBB+	103,640
132	Aon Corp	3.750%	5/02/29	BBB+	146,749

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$22	Arch Capital Group US Inc	5.144%	11/01/43	BBB+	$27,286
100	Ares Capital Corp	2.150%	7/15/26	BBB-	98,615
122	Athene Holding Ltd	6.150%	4/03/30	BBB	151,137
27	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	29,733
100	Bank of America Corp	1.734%	7/22/27	A	100,877
11	BankUnited Inc	5.125%	6/11/30	Baa3	12,476
40	Barclays Bank PLC	3.750%	5/15/24	A+	43,644
33	Barclays PLC	3.932%	5/07/25	BBB+	35,644
74	Barclays PLC	4.972%	5/16/29	BBB+	85,732
157	Barclays PLC	5.088%	6/20/30	BBB-	180,262
100	Blackstone Secured Lending Fund, 144A	2.750%	9/16/26	Baa3	100,603
75	Boston Properties LP	3.400%	6/21/29	BBB+	80,163
72	Boston Properties LP	2.900%	3/15/30	BBB+	73,264
124	Brighthouse Financial Inc	5.625%	5/15/30	BBB	148,051
134	Capital One Financial Corp	3.800%	1/31/28	BBB+	149,017
20	Citigroup Inc	1.122%	1/28/27	A-	19,665
94	Citigroup Inc	4.450%	9/29/27	BBB	106,683
96	Citigroup Inc	4.125%	7/25/28	BBB	107,442
127	Citizens Financial Group Inc	2.500%	2/06/30	BBB+	128,267
32	CNA Financial Corp	3.900%	5/01/29	BBB+	35,602
40	Cooperatieve Rabobank UA	3.750%	7/21/26	BBB+	43,783
35	Credit Suisse Group AG	4.875%	5/15/45	BBB+	41,930
17	Digital Realty Trust LP	4.450%	7/15/28	BBB	19,492
9	Discover Bank	4.650%	9/13/28	BBB	10,405
100	Duke Realty LP	1.750%	7/01/30	BBB+	94,343
11	Duke Realty LP	3.050%	3/01/50	BBB+	10,316
4	Essex Portfolio LP	2.650%	3/15/32	BBB+	3,998
11	Essex Portfolio LP	4.500%	3/15/48	BBB+	12,871
11	Essex Portfolio LP	2.650%	9/01/50	BBB+	9,382
22	Fairfax Financial Holdings Ltd	4.625%	4/29/30	BBB-	24,230
24	Fifth Third Bancorp	3.950%	3/14/28	BBB+	27,296
66	GATX Corp	4.550%	11/07/28	BBB	76,026
300	GE Capital Funding LLC, 144A	4.550%	5/15/32	BBB+	348,440
35	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	40,228
26	Goldman Sachs Group Inc	3.500%	11/16/26	A-	28,371
100	Goldman Sachs Group Inc	2.615%	4/22/32	A-	100,405
62	Hartford Financial Services Group Inc	6.100%	10/01/41	BBB+	86,194
18	Healthcare Realty Trust Inc	3.625%	1/15/28	BBB	19,492
100	Healthcare Trust of America Holdings LP	3.100%	2/15/30	BBB	104,734

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$50	Healthpeak Properties Inc	3.000%	1/15/30	BBB+	$52,247
5	Highwoods Realty LP	3.050%	2/15/30	BBB	5,114
52	HSBC Holdings PLC	7.625%	5/17/32	BBB+	72,460
30	Humana Inc	3.850%	10/01/24	BBB	32,732
100	Humana Inc	4.950%	10/01/44	BBB	121,895
15	Huntington Bancshares Inc/OH	4.000%	5/15/25	BBB+	16,684
132	Jefferies Financial Group Inc	5.500%	10/18/23	BBB	142,830
100	JPMorgan Chase & Co	1.578%	4/22/27	A	100,375
4	JPMorgan Chase & Co	3.702%	5/06/30	A	4,399
40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	43,634
4	KeyCorp	4.100%	4/30/28	BBB+	4,564
22	Kimco Realty Corp	4.250%	4/01/45	BBB+	24,484
127	Lazard Group LLC	4.500%	9/19/28	BBB	144,807
28	Lincoln National Corp	4.200%	3/15/22	BBB+	28,975
60	Lincoln National Corp	3.625%	12/12/26	BBB+	66,283
22	Lincoln National Corp	6.300%	10/09/37	BBB+	30,174
12	Lloyds Banking Group PLC	2.438%	2/05/26	A-	12,507
44	Lloyds Banking Group PLC	5.300%	12/01/45	BBB+	55,551
12	Manulife Financial Corp	4.061%	2/24/32	BBB+	13,220
27	Markel Corp	5.000%	5/20/49	BBB	34,492
11	Mid-America Apartments LP	2.750%	3/15/30	BBB+	11,230
64	Morgan Stanley	4.350%	9/08/26	BBB+	72,396
75	Morgan Stanley	4.457%	4/22/39	A	89,055
22	National Retail Properties Inc	4.800%	10/15/48	BBB+	26,376
188	Natwest Group PLC	4.892%	5/18/29	BBB+	216,212
44	Nomura Holdings Inc	2.679%	7/16/30	BBB+	43,586
22	Omega Healthcare Investors Inc	4.750%	1/15/28	BBB-	24,524
30	Omega Healthcare Investors Inc	3.250%	4/15/33	BBB-	29,235
100	Owl Rock Capital Corp	2.625%	1/15/27	BBB-	99,394
26	Physicians Realty LP	3.950%	1/15/28	BBB-	27,937
80	Prudential Financial Inc	5.375%	5/15/45	BBB+	88,026
8	Realty Income Corp	3.650%	1/15/28	A-	8,793
17	Regency Centers LP	4.400%	2/01/47	BBB+	18,706
18	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	19,653
29	Sabra Health Care LP	4.800%	6/01/24	BBB-	31,617
28	Santander Holdings USA Inc	3.244%	10/05/26	BBB	29,854
100	Spirit Realty LP	2.100%	3/15/28	BBB	98,472
100	SVB Financial Group	1.800%	2/02/31	BBB+	93,004
33	Synchrony Financial	3.950%	12/01/27	BBB-	35,862

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$25	UDR Inc	3.000%	8/15/31	BBB+	$25,697
100	UDR Inc	2.100%	8/01/32	BBB+	94,373
13	Unum Group	4.500%	12/15/49	BBB-	13,291
9	Ventas Realty LP	4.400%	1/15/29	BBB+	10,224
100	Ventas Realty LP	3.000%	1/15/30	BBB+	103,546
22	Ventas Realty LP, (3)	4.750%	11/15/30	BBB+	25,856
26	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB	30,080
100	VEREIT Operating Partnership LP	2.200%	6/15/28	BBB	100,622
84	Wachovia Corp	5.500%	8/01/35	BBB+	105,827
64	Wells Fargo & Co	7.950%	11/15/29	BBB	87,273
76	Wells Fargo & Co	4.750%	12/07/46	BBB+	90,564
121	Welltower Inc	4.250%	4/15/28	BBB+	136,524
157	Westpac Banking Corp	4.110%	7/24/34	BBB+	169,180
31	Willis North America Inc	4.500%	9/15/28	BBB	35,544
6,498	Total Financials				7,128,416
	Industrial – 15.4%
20	AbbVie Inc	3.850%	6/15/24	BBB	21,807
17	AbbVie Inc	3.600%	5/14/25	BBB	18,578
230	AbbVie Inc	4.050%	11/21/39	BBB	257,205
234	AbbVie Inc	4.625%	10/01/42	BBB	275,221
74	AbbVie Inc	4.700%	5/14/45	BBB	88,052
12	Altria Group Inc	3.400%	5/06/30	BBB+	12,490
222	Altria Group Inc	5.800%	2/14/39	BBB+	268,380
6	Altria Group Inc	5.950%	2/14/49	BBB+	7,369
78	American Tower Corp	2.100%	6/15/30	BBB	74,864
100	American Tower Corp	2.700%	4/15/31	BBB	101,119
100	AmerisourceBergen Corp	2.700%	3/15/31	BBB+	100,624
224	Amgen Inc	3.150%	2/21/40	BBB+	224,308
17	Amgen Inc	5.150%	11/15/41	BBB+	21,732
75	Amgen Inc	4.563%	6/15/48	BBB+	89,423
164	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	195,717
328	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	368,146
237	Anheuser-Busch InBev Worldwide Inc	4.350%	6/01/40	BBB+	267,715
100	Anheuser-Busch InBev Worldwide Inc	4.600%	6/01/60	BBB+	114,988
155	AstraZeneca PLC	4.000%	1/17/29	BBB+	175,068
19	AT&T Inc	4.350%	3/01/29	BBB	21,556
254	AT&T Inc	2.750%	6/01/31	BBB	254,031
206	AT&T Inc	4.850%	3/01/39	BBB	239,858
150	AT&T Inc	3.500%	6/01/41	BBB	147,563

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$227	AT&T Inc	5.150%	3/15/42	BBB	$272,640
100	AT&T Inc	4.900%	6/15/42	BBB	116,103
119	AutoNation Inc	4.500%	10/01/25	BBB-	132,230
100	AutoZone Inc	3.750%	4/18/29	BBB	109,767
17	Barrick North America Finance LLC	5.700%	5/30/41	BBB	22,184
164	BAT Capital Corp	4.390%	8/15/37	BBB	168,645
27	Baxter International Inc	3.500%	8/15/46	A-	28,909
72	Becton Dickinson and Co	4.685%	12/15/44	BBB-	86,363
30	Bell Canada	4.464%	4/01/48	BBB+	35,218
19	Biogen Inc, 144A	3.250%	2/15/51	BBB+	17,844
144	Boeing Co	6.125%	2/15/33	BBB-	179,478
35	Boeing Co	3.300%	3/01/35	BBB-	34,203
219	Boeing Co	5.875%	2/15/40	BBB-	272,994
164	Boeing Co	5.705%	5/01/40	BBB-	203,201
118	BorgWarner Inc	4.375%	3/15/45	BBB+	127,306
116	Boston Scientific Corp	2.650%	6/01/30	BBB	117,486
180	Broadcom Corp / Broadcom Cayman Finance Ltd	3.500%	1/15/28	BBB-	192,717
237	Broadcom Inc	4.750%	4/15/29	BBB-	269,518
106	Broadcom Inc	4.150%	11/15/30	BBB-	115,807
74	Canadian Natural Resources Ltd	5.850%	2/01/35	BBB-	91,745
12	Canadian Natural Resources Ltd	6.750%	2/01/39	BBB-	16,292
150	Canadian Pacific Railway Co	2.050%	3/05/30	BBB	145,592
120	Cardinal Health Inc	4.500%	11/15/44	BBB	132,247
154	Carrier Global Corp	2.722%	2/15/30	BBB-	156,710
28	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	BBB-	37,003
230	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	270,501
127	Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	BBB-	180,753
63	Chevron USA Inc	3.900%	11/15/24	AA-	69,514
11	Choice Hotels International Inc	3.700%	1/15/31	BBB-	11,649
151	Cigna Corp	4.500%	2/25/26	BBB+	172,024
164	Cigna Corp	4.900%	12/15/48	BBB+	202,170
10	Cimarex Energy Co	4.375%	6/01/24	BBB-	10,895
70	Conagra Brands Inc	5.300%	11/01/38	BBB-	86,833
11	ConocoPhillips, 144A	2.400%	2/15/31	A-	10,919
224	Constellation Brands Inc	3.150%	8/01/29	BBB-	236,122
84	Corning Inc	3.900%	11/15/49	BBB+	92,692
35	Crown Castle International Corp	3.100%	11/15/29	BBB	36,659

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$128	Crown Castle International Corp	4.000%	11/15/49	BBB	$135,534
11	Crown Castle International Corp	4.150%	7/01/50	BBB	11,890
118	CSX Corp	4.250%	3/15/29	BBB+	135,219
156	CSX Corp	3.800%	4/15/50	BBB+	168,074
100	CVS Health Corp	3.750%	4/01/30	BBB	109,964
252	CVS Health Corp	4.875%	7/20/35	BBB	300,155
227	CVS Health Corp	4.780%	3/25/38	BBB	270,327
7	Dell International LLC / EMC Corp, 144A	6.200%	7/15/30	BBB-	8,792
230	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB-	360,110
100	Deutsche Telekom International Finance BV	8.750%	6/15/30	BBB	148,787
53	Devon Energy Corp	7.950%	4/15/32	BBB-	72,542
17	Devon Energy Corp	5.600%	7/15/41	BBB-	20,085
100	Diamondback Energy Inc	3.125%	3/24/31	BBB-	100,942
14	Dignity Health	5.267%	11/01/64	BBB+	17,899
116	Discovery Communications LLC	4.900%	3/11/26	BBB-	132,578
53	Discovery Communications LLC, 144A	4.000%	9/15/55	BBB-	51,858
17	Dollar General Corp	4.125%	4/03/50	BBB	19,042
11	Dow Chemical Co	4.625%	10/01/44	BBB	12,928
127	Dow Chemical Co	4.800%	5/15/49	BBB	155,524
117	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	148,125
128	Eaton Corp	4.150%	11/02/42	BBB+	147,104
6	Ecolab Inc	3.250%	12/01/27	A-	6,555
29	Electronic Arts Inc	4.800%	3/01/26	BBB+	33,539
12	Enable Midstream Partners LP	4.150%	9/15/29	BBB-	12,781
22	Enable Midstream Partners LP	5.000%	5/15/44	BBB-	21,953
100	Energy Transfer LP	5.800%	6/15/38	BBB-	115,270
116	Energy Transfer LP	5.950%	10/01/43	BBB-	131,579
158	Energy Transfer LP	6.125%	12/15/45	BBB-	183,953
137	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	168,838
170	Enterprise Products Operating LLC	4.850%	8/15/42	BBB+	199,013
84	Equinix Inc	1.250%	7/15/25	BBB	83,859
84	Expedia Group Inc	3.250%	2/15/30	BBB-	85,226
7	FedEx Corp	3.100%	8/05/29	BBB	7,454
100	FedEx Corp	2.400%	5/15/31	BBB	99,032
27	FedEx Corp	3.900%	2/01/35	BBB	29,779
134	FedEx Corp	4.050%	2/15/48	BBB	145,806
17	Fidelity National Information Services Inc	4.500%	8/15/46	BBB	20,213
224	Fiserv Inc	4.400%	7/01/49	BBB	261,534
16	Fortive Corp	4.300%	6/15/46	BBB	18,337

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$138	Fox Corp, (3)	3.500%	4/08/30	BBB	$148,025
150	General Electric Co	5.875%	1/14/38	BBB+	196,168
172	General Electric Co	4.250%	5/01/40	BBB+	191,969
122	General Mills Inc	2.875%	4/15/30	BBB	126,624
163	General Motors Co	6.600%	4/01/36	BBB-	217,299
100	General Motors Financial Co Inc	2.400%	4/10/28	BBB-	100,172
160	Gilead Sciences Inc	4.750%	3/01/46	BBB+	192,211
118	Global Payments Inc	4.450%	6/01/28	BBB-	134,717
128	GLP Capital LP / GLP Financing II Inc	5.300%	1/15/29	BBB-	145,466
117	Grupo Televisa SAB	5.000%	5/13/45	BBB+	135,518
117	Halliburton Co	6.700%	9/15/38	BBB+	153,711
30	Halliburton Co	4.750%	8/01/43	BBB+	32,225
60	Hasbro Inc	3.900%	11/19/29	BBB-	65,368
131	HCA Inc	4.125%	6/15/29	BBB-	145,532
6	Helmerich & Payne Inc	4.650%	3/15/25	BBB+	6,616
125	Hess Corp	4.300%	4/01/27	BBB-	138,586
28	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	37,177
17	HP Inc	6.000%	9/15/41	BBB	22,249
121	International Paper Co	4.800%	6/15/44	BBB	147,343
27	International Paper Co	4.400%	8/15/47	BBB	31,713
100	Interpublic Group of Cos Inc	2.400%	3/01/31	BBB	97,986
127	J M Smucker Co	4.250%	3/15/35	BBB	144,755
100	Jabil Inc	1.700%	4/15/26	BBB-	100,122
34	Johnson Controls International plc	4.625%	7/02/44	BBB	40,787
6	Kansas City Southern	4.300%	5/15/43	BBB	6,728
74	Kellogg Co	2.100%	6/01/30	BBB	72,202
124	Keurig Dr Pepper Inc	3.200%	5/01/30	BBB	132,120
70	Kinder Morgan Energy Partners LP	6.375%	3/01/41	BBB	91,190
34	Kinder Morgan Inc	4.300%	3/01/28	BBB	38,265
164	Kinder Morgan Inc	5.200%	3/01/48	BBB	194,422
6	Kroger Co	2.200%	5/01/30	BBB	5,937
156	Kroger Co	5.400%	1/15/49	BBB	203,296
100	L3Harris Technologies Inc	2.900%	12/15/29	BBB	103,799
224	Lowe's Cos Inc	4.500%	4/15/30	BBB+	260,978
100	Lowe's Cos Inc	2.625%	4/01/31	BBB+	101,344
106	LYB International Finance BV	5.250%	7/15/43	BBB	131,094
32	LYB International Finance BV	4.875%	3/15/44	BBB	38,048
24	LYB International Finance III LLC	4.200%	10/15/49	BBB	26,121
22	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	22,371

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$12	Magellan Midstream Partners LP	4.250%	9/15/46	BBB+	$12,662
11	Magellan Midstream Partners LP	3.950%	3/01/50	BBB+	11,149
117	Marathon Petroleum Corp	5.000%	9/15/54	BBB	130,681
100	Marriott International Inc/MD	4.650%	12/01/28	BBB-	111,894
27	Marriott International Inc/MD	4.500%	10/01/34	BBB-	29,622
16	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	16,122
100	Masco Corp	1.500%	2/15/28	BBB	96,663
104	McDonald's Corp	6.300%	10/15/37	BBB+	146,135
91	McDonald's Corp	4.875%	7/15/40	BBB+	112,608
17	Micron Technology Inc	5.327%	2/06/29	BBB-	20,244
50	Molson Coors Beverage Co	3.000%	7/15/26	BBB-	53,471
50	Molson Coors Beverage Co	4.200%	7/15/46	BBB-	53,036
80	Mondelez International Inc	1.875%	10/15/32	BBB	75,366
20	Mosaic Co	4.050%	11/15/27	BBB-	22,315
100	Motorola Solutions Inc	2.300%	11/15/30	BBB-	96,583
29	MPLX LP	4.500%	7/15/23	BBB	31,103
154	MPLX LP	4.500%	4/15/38	BBB	168,991
15	Mylan Inc	4.550%	4/15/28	BBB-	17,012
30	NetApp Inc	2.700%	6/22/30	BBB	30,385
100	Newmont Corp	2.250%	10/01/30	BBB	97,980
17	Newmont Corp	6.250%	10/01/39	BBB	23,584
112	Norfolk Southern Corp	4.800%	8/15/43	BBB+	131,014
178	Northrop Grumman Corp	4.400%	5/01/30	BBB	206,645
118	Nucor Corp, 144A	2.979%	12/15/55	BBB+	108,587
103	Nutrien Ltd	5.875%	12/01/36	BBB	136,850
23	Nutrien Ltd	6.125%	1/15/41	BBB	31,468
128	NXP BV / NXP Funding LLC, 144A	5.550%	12/01/28	BBB-	155,305
17	Omnicom Group Inc	4.200%	6/01/30	BBB+	19,146
124	ONEOK Inc	4.550%	7/15/28	BBB	138,281
4	ONEOK Partners LP	6.650%	10/01/36	BBB	5,146
890	Oracle Corp	3.800%	11/15/37	BBB+	943,878
35	Orange SA	5.375%	1/13/42	BBB+	46,017
22	O'Reilly Automotive Inc	1.750%	3/15/31	BBB	20,546
131	Otis Worldwide Corp	3.112%	2/15/40	BBB	131,160
22	Owens Corning	4.300%	7/15/47	BBB-	24,597
33	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	39,154
84	PayPal Holdings Inc	3.250%	6/01/50	BBB+	84,869
27	Phillips 66	5.875%	5/01/42	BBB+	35,570
14	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	15,820

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$121	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	$124,557
29	Rayonier Inc	3.750%	4/01/22	BBB-	29,625
17	Raytheon Technologies Corp	6.125%	7/15/38	BBB+	23,555
106	Raytheon Technologies Corp	3.750%	11/01/46	BBB+	113,891
224	Raytheon Technologies Corp	4.625%	11/16/48	BBB+	272,971
14	RELX Capital Inc	3.000%	5/22/30	BBB+	14,633
129	Republic Services Inc	3.950%	5/15/28	BBB	144,800
152	Reynolds American Inc	5.700%	8/15/35	BBB	177,662
130	Rogers Communications Inc	5.000%	3/15/44	BBB+	156,067
124	Roper Technologies Inc	2.950%	9/15/29	BBB	130,177
14	RPM International Inc	4.250%	1/15/48	BBB-	14,542
127	Sabine Pass Liquefaction LLC	4.200%	3/15/28	BBB-	140,605
22	Sands China Ltd	5.400%	8/08/28	BBB-	24,913
119	Sherwin-Williams Co	2.300%	5/15/30	BBB	118,407
27	Southern Copper Corp	5.250%	11/08/42	BBB+	32,882
111	Southwest Airlines Co	3.450%	11/16/27	BBB+	119,314
232	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	259,316
227	Starbucks Corp	3.550%	8/15/29	BBB+	248,967
11	Starbucks Corp	3.350%	3/12/50	BBB+	10,941
84	Stryker Corp	4.100%	4/01/43	BBB+	95,518
118	Suncor Energy Inc	6.800%	5/15/38	BBB+	163,319
11	Suzano Austria GmbH	6.000%	1/15/29	BBB-	12,865
120	Suzano Austria GmbH	5.000%	1/15/30	BBB-	131,940
17	Sysco Corp	2.400%	2/15/30	BBB	16,972
12	Sysco Corp	4.450%	3/15/48	BBB	13,755
114	Sysco Corp	3.300%	2/15/50	BBB	110,127
215	Takeda Pharmaceutical Co Ltd	2.050%	3/31/30	BBB	207,898
44	Takeda Pharmaceutical Co Ltd	3.025%	7/09/40	BBB	42,973
100	Teck Resources Ltd	3.900%	7/15/30	BBB-	106,237
17	Teck Resources Ltd	6.000%	8/15/40	BBB-	20,802
133	Telefonica Emisiones SA	4.665%	3/06/38	BBB-	151,191
60	Telefonica Emisiones SA	4.895%	3/06/48	BBB-	68,677
11	Telefonica Emisiones SA	5.520%	3/01/49	BBB-	13,659
16	Textron Inc	3.000%	6/01/30	BBB	16,590
152	Thermo Fisher Scientific Inc	4.497%	3/25/30	BBB+	178,042
158	Time Warner Cable LLC	6.750%	6/15/39	BBB-	215,149
158	T-Mobile USA Inc, 144A	3.750%	4/15/27	BBB-	174,040
278	T-Mobile USA Inc, 144A	4.375%	4/15/40	BBB-	308,485
70	Toledo Hospital	6.015%	11/15/48	BBB-	84,694

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$50	Trane Technologies Global Holding Co Ltd	5.750%	6/15/43	BBB	$69,290
164	TransCanada PipeLines Ltd	4.100%	4/15/30	BBB+	183,994
75	TransCanada PipeLines Ltd	5.100%	3/15/49	BBB+	93,504
234	Transcontinental Gas Pipe Line Co LLC	3.250%	5/15/30	BBB	246,756
17	Tyson Foods Inc	5.150%	8/15/44	BBB	21,379
15	Tyson Foods Inc	5.100%	9/28/48	BBB	19,261
53	Union Pacific Corp	2.750%	3/01/26	BBB+	56,699
172	Union Pacific Corp	3.875%	2/01/55	BBB+	183,667
64	Vale Overseas Ltd	6.250%	8/10/26	BBB-	76,480
18	Valero Energy Corp	3.650%	3/15/25	BBB	19,468
124	Valero Energy Corp	2.150%	9/15/27	BBB	123,311
250	Verizon Communications Inc	3.000%	3/22/27	BBB+	268,580
22	Verizon Communications Inc	3.150%	3/22/30	BBB+	23,259
238	Verizon Communications Inc	4.812%	3/15/39	BBB+	288,454
308	Verizon Communications Inc	4.750%	11/01/41	BBB+	371,397
180	Verizon Communications Inc	4.862%	8/21/46	BBB+	222,407
30	Verizon Communications Inc	5.500%	3/16/47	BBB+	40,141
168	Verizon Communications Inc	4.000%	3/22/50	BBB+	183,136
18	ViacomCBS Inc	2.900%	1/15/27	BBB	18,959
134	ViacomCBS Inc	4.900%	8/15/44	BBB	154,923
6	ViacomCBS Inc, (3)	4.950%	5/19/50	BBB	7,003
124	Viatris Inc, 144A	3.850%	6/22/40	BBB-	126,466
118	VMware Inc	4.700%	5/15/30	BBB-	137,134
95	Vodafone Group PLC	4.375%	2/19/43	BBB	107,778
73	Vodafone Group PLC	4.875%	6/19/49	BBB	88,573
150	Walgreens Boots Alliance Inc	4.500%	11/18/34	Baa3	172,784
124	Waste Management Inc	4.100%	3/01/45	BBB+	144,231
64	Westlake Chemical Corp	5.000%	8/15/46	BBB	76,913
14	WestRock MWV LLC	7.950%	2/15/31	BBB	19,700
57	Weyerhaeuser Co	4.000%	4/15/30	BBB	63,933
100	Whirlpool Corp	2.400%	5/15/31	BBB	99,329
34	Williams Cos Inc	3.750%	6/15/27	BBB	37,369
50	WRKCo Inc	3.900%	6/01/28	BBB	55,657
26	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB	34,020
15	Zoetis Inc	2.000%	5/15/30	BBB	14,546
7	Zoetis Inc	4.700%	2/01/43	BBB	8,584
24,612	Total Industrial				27,922,703
	Utility – 5.2%
223	AEP Texas Inc	3.800%	10/01/47	BBB+	234,389

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$146	Alabama Power Co	5.200%	6/01/41	A+	$184,267
64	Appalachian Power Co	4.400%	5/15/44	A-	73,191
106	Black Hills Corp	3.150%	1/15/27	BBB+	113,398
10	Black Hills Corp	4.200%	9/15/46	BBB+	10,758
77	CenterPoint Energy Resources Corp	4.000%	4/01/28	A-	85,916
15	CenterPoint Energy Resources Corp	4.100%	9/01/47	A-	16,130
116	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	127,358
79	Consumers Energy Co	3.750%	2/15/50	A+	89,642
100	Dayton Power & Light Co	3.950%	6/15/49	BBB+	106,193
121	Delmarva Power & Light Co	4.000%	6/01/42	A	132,229
159	Dominion Energy Inc	5.250%	8/01/33	BBB	197,239
316	Dominion Energy Inc	4.900%	8/01/41	BBB	386,349
10	Dominion Energy Inc	4.050%	9/15/42	BBB	11,046
123	DTE Electric Co	3.950%	6/15/42	A+	135,697
100	Duke Energy Carolinas LLC	2.550%	4/15/31	A+	101,961
237	Duke Energy Carolinas LLC	4.250%	12/15/41	A+	280,791
230	Duke Energy Corp	3.950%	8/15/47	BBB	245,848
12	Duke Energy Indiana LLC	2.750%	4/01/50	A+	10,959
175	Duke Energy Progress LLC	3.600%	9/15/47	A+	186,772
104	El Paso Electric Co	5.000%	12/01/44	Baa2	118,751
131	Emera US Finance LP	4.750%	6/15/46	BBB-	149,593
64	Entergy Louisiana LLC	4.200%	9/01/48	A	75,014
79	Entergy Louisiana LLC	2.900%	3/15/51	A	74,937
143	Essential Utilities Inc	2.704%	4/15/30	BBB+	145,525
120	Essential Utilities Inc	3.351%	4/15/50	BBB+	118,560
120	Eversource Energy	3.450%	1/15/50	BBB+	122,294
141	Exelon Corp	4.950%	6/15/35	BBB	169,673
206	Exelon Corp	5.100%	6/15/45	BBB	259,335
223	Exelon Corp	4.450%	4/15/46	BBB	261,009
53	Iberdrola International BV	6.750%	7/15/36	BBB+	78,806
26	Indiana Michigan Power Co	3.750%	7/01/47	A-	27,736
35	Interstate Power and Light Co	4.700%	10/15/43	BBB+	41,340
28	ITC Holdings Corp	5.300%	7/01/43	BBB	34,925
6	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	AA	7,169
66	National Grid USA	5.803%	4/01/35	BBB	80,241
26	National Rural Utilities Cooperative Finance Corp	3.700%	3/15/29	A	28,628
88	NiSource Inc	5.250%	2/15/43	BBB	110,849
206	NiSource Inc	5.650%	2/01/45	BBB	271,762
237	NiSource Inc	4.375%	5/15/47	BBB	272,602

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$225	NiSource Inc	3.950%	3/30/48	BBB	$244,413
100	Northern States Power Co/MN	2.250%	4/01/31	A+	100,889
104	Oglethorpe Power Corp	5.950%	11/01/39	BBB+	131,754
147	Oglethorpe Power Corp	4.250%	4/01/46	BBB+	152,469
105	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	126,873
250	Pacific Gas and Electric Co	4.200%	6/01/41	BBB-	247,301
598	Pacific Gas and Electric Co	3.750%	8/15/42	BBB-	539,436
571	Pacific Gas and Electric Co	4.300%	3/15/45	BBB-	548,369
449	Pacific Gas and Electric Co, (3)	4.000%	12/01/46	BBB-	411,235
168	Pennsylvania Electric Co	6.150%	10/01/38	BBB	209,915
180	PPL Capital Funding Inc	5.000%	3/15/44	BBB	222,134
15	Sempra Energy	4.050%	12/01/23	BBB+	16,182
180	Sempra Energy	4.000%	2/01/48	BBB+	194,236
66	Southern California Gas Co	3.950%	2/15/50	AA-	75,066
34	Southern Co	4.250%	7/01/36	BBB+	38,745
33	Southern Co	4.400%	7/01/46	BBB+	37,457
8	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	9,051
237	Southern Co Gas Capital Corp	4.400%	5/30/47	BBB+	270,201
234	Southern Power Co	4.950%	12/15/46	BBB+	271,138
83	Southwestern Electric Power Co	3.900%	4/01/45	BBB+	88,695
118	Southwestern Public Service Co	6.000%	10/01/36	BBB+	150,657
28	Spire Inc	4.700%	8/15/44	BBB	31,726
108	Wisconsin Power and Light Co	4.100%	10/15/44	A-	121,596
8,562	Total Utility				9,418,420
$39,672	Total Corporate Debt (cost $45,910,734)				44,469,539

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 7.0%
	Government Agency – 0.8%
$97	Ecopetrol SA	6.875%	4/29/30	BBB-	$117,612
130	Ecopetrol SA	5.875%	5/28/45	BBB-	138,334
400	Federal Home Loan Mortgage Corp	1.310%	8/17/33	Aaa	372,922
11	Federal National Mortgage Association	1.875%	9/24/26	Aaa	11,532
72	Federal National Mortgage Association	6.625%	11/15/30	Aaa	102,839
50	Federal National Mortgage Association	5.625%	7/15/37	Aaa	74,768
10	Tennessee Valley Authority	5.250%	9/15/39	AAA	13,979
604	Tennessee Valley Authority	3.500%	12/15/42	AAA	688,738
1,374	Total Government Agency				1,520,724

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds – 2.1% (4)
$91	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	AA-	$134,751
10	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	AAA	11,960
450	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	AA	736,299
70	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009 (No Optional Call)	5.720%	12/01/38	AA+	96,669
47	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A	60,774
91	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A+	103,109
50	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D (No Optional Call)	6.229%	11/15/34	A+	66,989
91	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	A+	103,319
21	Health & Educational Facilities Authority of the State of Missouri (No Optional Call)	3.086%	9/15/51	AA+	21,993
56	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB-	63,921
103	Inter-American Development Bank (No Optional Call)	4.375%	1/24/44	Aaa	136,308
30	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010 (No Optional Call)	6.750%	8/01/49	AA+	50,116
91	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	A+	121,733
50	Massachusetts State, General Obligation Bonds, Taxable Refunding Series 2019D (No Optional Call)	2.663%	9/01/39	AA+	51,264
58	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A-	73,566
11	Michigan Finance Authority, Hospital Revenue Bonds, Trinity Health Credit Group, Taxable Refunding Series 2019-T (No Optional Call)	3.384%	12/01/40	AA-	11,783
95	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A (No Optional Call)	6.637%	4/01/57	A-	138,258
47	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	66,171
50	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A (No Optional Call)	7.102%	1/01/41	A	78,058
75	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010B-1 (No Optional Call)	5.572%	11/01/38	AAA	97,993
82	New York State Thruway Authority, General Revenue Bonds, Taxable Series 2019M (No Optional Call)	2.900%	1/01/35	A	86,299
120	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C (No Optional Call)	4.910%	6/01/40	AA	158,126

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (4) (continued)
$30	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	AA	$34,893
21	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	25,355
400	Port Authority of New York & New Jersey (Optional Call: 7/31 at 100.00)	3.175%	7/15/60	A+	395,023
100	Province of British Columbia Canada (No Optional Call)	1.300%	1/29/31	AAA	95,036
32	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	33,822
50	State of California (Optional Call: 4/28 at 100.00)	4.500%	4/01/33	AA	58,330
42	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	51,265
33	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Taxable Pledge and Refunding Series 2020 (Optional Call: 3/50 at 100.00)	2.256%	9/01/50	AAA	30,225
485	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Series 2020N (Optional Call: 11/49 at 100.00)	3.006%	5/15/50	AA-	475,379
57	University of California, General Revenue Bonds, Taxable Series 2019BD (No Optional Call)	3.349%	7/01/29	AA	63,323
3,039	Total Municipal Bonds				3,732,110
	Sovereign Debt – 4.1%
44	Chile Government International Bond	2.450%	1/31/31	A	44,770
42	Chile Government International Bond, (3)	2.550%	1/27/32	A	42,903
100	Chile Government International Bond	3.625%	10/30/42	A	106,103
124	Chile Government International Bond	3.500%	1/25/50	A	128,201
44	Colombia Government International Bond	3.125%	4/15/31	BBB-	43,074
272	Colombia Government International Bond	6.125%	1/18/41	BBB-	325,726
400	Colombia Government International Bond	5.625%	2/26/44	BBB-	453,616
50	Colombia Government International Bond	5.200%	5/15/49	BBB-	54,571
94	Colombia Government International Bond	4.125%	5/15/51	BBB-	88,558
300	Indonesia Government International Bond	4.350%	1/11/48	Baa2	330,595
44	Indonesia Government International Bond	3.500%	2/14/50	BBB	44,190
200	Indonesia Government International Bond	4.200%	10/15/50	BBB	220,525
100	Israel Government International Bond	4.500%	1/30/43	A+	121,980
200	Korea Government International Bond	3.875%	9/20/48	AA	242,776
154	Mexico Government International Bond	6.050%	1/11/40	BBB	187,945
50	Mexico Government International Bond	4.750%	3/08/44	BBB	53,206
1,368	Mexico Government International Bond	5.550%	1/21/45	BBB	1,592,133
66	Mexico Government International Bond	4.350%	1/15/47	BBB	65,857
100	Mexico Government International Bond	4.600%	2/10/48	BBB	102,941
200	Panama Government International Bond	2.252%	9/29/32	BBB	190,952
250	Panama Government International Bond	4.500%	5/15/47	BBB	276,998
65	Panama Government International Bond	4.300%	4/29/53	BBB	69,672

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$200	Panama Government International Bond	3.870%	7/23/60	BBB	$199,912
117	Peruvian Government International Bond	4.125%	8/25/27	BBB+	129,403
93	Peruvian Government International Bond	2.783%	1/23/31	BBB+	93,000
180	Peruvian Government International Bond	1.862%	12/01/32	BBB+	163,771
103	Peruvian Government International Bond	2.780%	12/01/60	BBB+	87,589
180	Peruvian Government International Bond, (3)	3.230%	7/28/21	BBB+	151,630
44	Philippine Government International Bond	3.750%	1/14/29	BBB	49,344
500	Philippine Government International Bond	3.950%	1/20/40	BBB	545,645
144	Philippine Government International Bond	2.950%	5/05/45	BBB	137,644
90	Republic of Italy Government International Bond	5.375%	6/15/33	Baa3	111,190
200	Republic of Italy Government International Bond	4.000%	10/17/49	N/R	205,223
274	State of Israel	3.375%	1/15/50	A+	281,535
421	Uruguay Government International Bond	5.100%	6/18/50	BBB	527,559
6,813	Total Sovereign Debt				7,470,737
$11,226	Total Government Related (cost $13,411,541)				12,723,571
	Total Long-Term Investments (cost $181,813,284)				179,181,183

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
517,870	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.020% (6)	$517,870
	Total Investments Purchased with Collateral from Securities Lending (cost $517,870)		517,870

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 3.6%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.6%
$441	Federal Agricultural Mortgage Corp Discount Notes	0.000%	5/03/21	N/R	$441,000
5,000	Federal Home Loan Bank Discount Notes	0.000%	5/19/21	N/R	4,999,989
1,000	Federal Home Loan Bank Discount Notes	0.000%	5/26/21	N/R	999,996
$6,441	Total Short-Term Investments (cost $6,440,985)				6,440,985
	Total Investments (cost $188,772,139) – 102.7%				186,140,038
	Other Assets Less Liabilities – (2.7)%				(4,878,046)
	Net Assets – 100%				$181,261,992

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$ —	$63,113,974	$ —	$63,113,974
U.S. Treasury	—	58,874,099	—	58,874,099
Corporate Debt	—	44,469,539	—	44,469,539
Government Related	—	12,723,571	—	12,723,571
Investments Purchased with Collateral from Securities Lending	517,869	—	—	517,869
Short-Term Investments:
U.S. Government and Agency Obligations	—	6,440,986	—	6,440,986
Total	$517,869	$185,622,169	$ —	$186,140,038

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $502,767.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.9%
	CORPORATE DEBT – 42.4%
	Financials – 18.7%
$60	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/03/23	BBB-	$63,757
130	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB-	142,463
100	Aflac Inc	1.125%	3/15/26	A-	99,515
210	Air Lease Corp	2.250%	1/15/23	BBB	215,419
81	Aircastle Ltd	4.400%	9/25/23	BBB-	86,867
85	Ally Financial Inc	3.875%	5/21/24	BBB-	92,169
40	Ally Financial Inc	5.125%	9/30/24	BBB-	45,323
67	American Express Co	3.400%	2/22/24	A-	72,354
81	American International Group Inc	4.125%	2/15/24	BBB+	88,582
40	American International Group Inc	3.750%	7/10/25	BBB+	43,980
85	Anthem Inc	2.375%	1/15/25	BBB+	89,155
85	Aon Corp	2.200%	11/15/22	BBB+	87,264
74	Ares Capital Corp	3.250%	7/15/25	BBB-	77,283
20	Assured Guaranty US Holdings Inc	5.000%	7/01/24	BBB+	22,442
264	Bank of America Corp	3.458%	3/15/25	A	282,988
100	Bank of America Corp	0.976%	4/22/25	A	100,223
80	Bank of America Corp	3.366%	1/23/26	A	86,381
17	Bank of Montreal	3.300%	2/05/24	A	18,283
100	Bank of New York Mellon Corp	0.750%	1/28/26	A+	98,884
100	Bank of Nova Scotia	0.700%	4/15/24	A	100,109
270	Barclays PLC	3.932%	5/07/25	BBB+	291,631
33	BlackRock Inc	4.250%	5/24/21	AA-	33,076
100	Blackstone Secured Lending Fund, 144A	2.750%	9/16/26	Baa3	100,603
50	Boston Properties LP	3.800%	2/01/24	BBB+	53,757
69	Canadian Imperial Bank of Commerce	3.100%	4/02/24	A	73,696
100	Capital One Financial Corp	3.750%	4/24/24	BBB+	108,921
208	Capital One Financial Corp	3.300%	10/30/24	BBB+	225,020
100	Charles Schwab Corp	0.750%	3/18/24	A	100,641
30	Chubb INA Holdings Inc	3.150%	3/15/25	A	32,645
173	Citigroup Inc	4.044%	6/01/24	A-	185,304
60	Citigroup Inc	3.875%	3/26/25	BBB	65,746
100	Citigroup Inc	0.981%	5/01/25	A-	100,289
120	Cooperatieve Rabobank UA	4.375%	8/04/25	BBB+	133,727
250	Credit Suisse Group Funding Guernsey Ltd	3.800%	9/15/22	BBB+	260,567

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$10	Deutsche Bank AG/London	3.700%	5/30/24	BBB-	$10,723
200	Deutsche Bank AG/New York NY	3.700%	5/30/24	BBB-	214,598
120	Discover Bank	3.350%	2/06/23	BBB	125,558
86	Fifth Third Bancorp	2.600%	6/15/22	BBB+	88,048
100	FS KKR Capital Corp	4.125%	2/01/25	Baa3	104,824
160	Goldman Sachs Group Inc	3.625%	2/20/24	A-	172,572
70	Goldman Sachs Group Inc	3.750%	5/22/25	A-	76,770
200	HSBC Holdings PLC	3.600%	5/25/23	A	212,969
66	Humana Inc	2.900%	12/15/22	BBB	68,394
85	Jefferies Group LLC	5.125%	1/20/23	BBB	91,389
148	JPMorgan Chase & Co	3.797%	7/23/24	A	158,191
134	JPMorgan Chase & Co	2.005%	3/13/26	A	138,183
100	JPMorgan Chase & Co	1.578%	4/22/27	A	100,375
26	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	28,326
25	MetLife Inc	3.600%	4/10/24	A-	27,202
40	Mitsubishi UFJ Financial Group Inc	3.761%	7/26/23	A	42,811
177	Morgan Stanley	3.700%	10/23/24	A	193,576
100	Morgan Stanley	1.593%	5/04/27	A	100,377
310	Natwest Group PLC	4.269%	3/22/25	BBB+	338,122
50	Nomura Holdings Inc	2.648%	1/16/25	BBB+	52,257
50	Owl Rock Capital Corp	3.750%	7/22/25	BBB-	52,948
51	Prudential Financial Inc	5.625%	6/15/43	BBB+	55,296
51	Prudential Financial Inc	5.200%	3/15/44	BBB+	54,430
100	Royal Bank of Canada	1.200%	4/27/26	A	99,690
59	Sabra Health Care LP	4.800%	6/01/24	BBB-	64,325
81	Santander Holdings USA Inc	3.500%	6/07/24	BBB	86,699
120	Santander UK Group Holdings PLC	4.796%	11/15/24	BBB+	131,863
44	SL Green Realty Corp, (3)	4.500%	12/01/22	BBB-	46,089
85	State Street Corp	3.700%	11/20/23	A+	92,130
140	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	149,870
10	Symetra Financial Corp	4.250%	7/15/24	BBB	10,849
70	Synchrony Financial	2.850%	7/25/22	BBB-	71,702
10	Synchrony Financial	4.375%	3/19/24	BBB-	10,891
87	Toronto-Dominion Bank	2.650%	6/12/24	A+	92,395
71	Trinity Acquisition PLC	4.625%	8/15/23	BBB	77,248
126	Truist Bank	3.689%	8/02/24	A	134,694
30	Ventas Realty LP	3.750%	5/01/24	BBB+	32,392
18	Wells Fargo & Co	3.500%	3/08/22	A	18,491
141	Wells Fargo & Co	3.750%	1/24/24	A	152,540

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$110	Wells Fargo & Co	3.550%	9/29/25	A	$120,891
7,143	Total Financials				7,579,762
	Industrial – 10.7%
85	AbbVie Inc	2.600%	11/21/24	BBB	89,992
85	Altria Group Inc	2.350%	5/06/25	BBB+	88,892
10	American Tower Corp	5.000%	2/15/24	BBB	11,113
80	American Tower Corp	2.400%	3/15/25	BBB	83,552
35	Amgen Inc	1.900%	2/21/25	BBB+	36,185
60	Anheuser-Busch InBev Worldwide Inc	4.150%	1/23/25	BBB+	66,896
50	AstraZeneca PLC	3.375%	11/16/25	BBB+	54,781
110	AT&T Inc	3.400%	5/15/25	BBB	119,724
30	AutoZone Inc	3.250%	4/15/25	BBB	32,142
50	Becton Dickinson and Co	3.363%	6/06/24	BBB-	53,838
85	Boeing Co	4.875%	5/01/25	BBB-	95,412
100	Boeing Co	2.196%	2/04/26	BBB-	100,102
44	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	45,311
70	Carrier Global Corp	2.242%	2/15/25	BBB-	72,989
59	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	64,480
20	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB-	22,736
47	Cigna Corp	3.750%	7/15/23	BBB+	50,181
71	CVS Health Corp	2.625%	8/15/24	BBB	75,279
99	Dell International LLC / EMC Corp, 144A	5.450%	6/15/23	BBB-	108,002
50	Diamondback Energy Inc	0.900%	3/24/23	BBB-	50,019
100	Diamondback Energy Inc	4.750%	5/31/25	BBB-	112,371
10	Dow Chemical Co	3.500%	10/01/24	BBB	10,796
20	Eastman Chemical Co	3.600%	8/15/22	BBB-	20,643
50	eBay Inc	2.750%	1/30/23	BBB+	51,956
50	Enbridge Inc	3.500%	6/10/24	BBB+	53,616
74	Energy Transfer LP	4.250%	3/15/23	BBB-	77,818
50	Enterprise Products Operating LLC	3.900%	2/15/24	BBB+	54,035
85	Equifax Inc	2.600%	12/15/25	BBB	89,586
100	Fidelity National Information Services Inc	0.600%	3/01/24	BBB	99,784
100	Fiserv Inc	3.800%	10/01/23	BBB	107,467
50	Fiserv Inc	2.750%	7/01/24	BBB	53,054
50	Fox Corp	4.030%	1/25/24	BBB	54,244
70	General Electric Co	3.375%	3/11/24	BBB+	75,238
61	General Motors Financial Co Inc	4.375%	9/25/21	BBB-	61,941
100	General Motors Financial Co Inc	1.250%	1/08/26	BBB-	98,715

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$90	Gilead Sciences Inc	3.500%	2/01/25	BBB+	$97,882
59	Global Payments Inc	4.000%	6/01/23	BBB-	62,993
30	HCA Inc	5.250%	4/15/25	BBB-	34,473
59	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	59,589
6	Interpublic Group of Cos Inc, (3)	4.200%	4/15/24	BBB	6,577
36	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	38,511
95	Kinder Morgan Energy Partners LP	4.250%	9/01/24	BBB	104,522
10	Kinross Gold Corp	5.950%	3/15/24	BBB-	11,186
50	Las Vegas Sands Corp	2.900%	6/25/25	BBB-	51,881
85	LYB International Finance III LLC	2.875%	5/01/25	BBB	90,468
85	Marriott International Inc/MD	5.750%	5/01/25	BBB-	97,813
10	McDonald's Corp	3.250%	6/10/24	BBB+	10,787
10	Moody's Corp	2.625%	1/15/23	BBB+	10,363
35	Moody's Corp	3.750%	3/24/25	BBB+	38,389
50	MPLX LP	4.875%	12/01/24	BBB	56,046
40	Norfolk Southern Corp	3.250%	12/01/21	BBB+	40,391
50	Omnicom Group Inc / Omnicom Capital Inc	3.650%	11/01/24	BBB+	54,515
70	ONEOK Inc	2.750%	9/01/24	BBB	73,563
200	Oracle Corp	2.950%	11/15/24	BBB+	213,778
50	PayPal Holdings Inc	2.400%	10/01/24	BBB+	52,708
10	Reliance Steel & Aluminum Co	4.500%	4/15/23	BBB	10,642
31	Roper Technologies Inc	2.800%	12/15/21	BBB	31,407
50	Roper Technologies Inc	2.350%	9/15/24	BBB	52,494
70	Ryder System Inc	2.500%	9/01/24	BBB	73,599
95	Sabine Pass Liquefaction LLC	5.625%	3/01/25	BBB-	108,974
10	Southern Copper Corp	3.875%	4/23/25	BBB+	10,903
30	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	30,034
20	Steel Dynamics Inc	2.800%	12/15/24	BBB-	21,160
50	Stryker Corp	1.150%	6/15/25	BBB+	50,122
20	Tapestry Inc	4.250%	4/01/25	BBB-	21,743
59	Union Pacific Corp	3.150%	3/01/24	BBB+	63,304
80	Verizon Communications Inc	3.500%	11/01/24	BBB+	86,905
50	Verizon Communications Inc	1.450%	3/20/26	BBB+	50,227
85	Williams Cos Inc	3.900%	1/15/25	BBB	92,706
50	Zimmer Biomet Holdings Inc	3.550%	4/01/25	BBB	54,487
4,040	Total Industrial				4,308,032
	Utility – 13.0%
100	AES Corp, 144A	1.375%	1/15/26	BBB-	98,310
181	Ameren Corp	2.500%	9/15/24	BBB	190,492

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$100	American Electric Power Co Inc, (3)	1.000%	11/01/25	BBB+	$98,758
118	American Water Capital Corp	3.850%	3/01/24	A-	127,672
85	Avangrid Inc	3.150%	12/01/24	BBB+	91,292
80	CenterPoint Energy Inc	2.500%	9/01/24	BBB	84,015
83	CenterPoint Energy Resources Corp	3.550%	4/01/23	A-	87,656
80	CMS Energy Corp	3.875%	3/01/24	BBB	86,331
48	Consolidated Edison Inc	2.000%	5/15/21	BBB+	48,023
121	Dominion Energy Inc	3.071%	8/15/24	BBB	128,995
150	Dominion Energy Inc	3.300%	3/15/25	BBB	162,087
100	Dominion Energy Inc	1.450%	4/15/26	BBB	99,867
137	DTE Energy Co	3.500%	6/01/24	BBB	146,251
70	DTE Energy Co	2.529%	10/01/24	BBB	73,699
179	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	187,833
85	Edison International	4.950%	4/15/25	BBB-	95,151
70	Entergy Gulf States Louisiana LLC	5.590%	10/01/24	A	81,240
169	Entergy Louisiana LLC	5.400%	11/01/24	A	195,343
109	Evergy Inc	2.450%	9/15/24	BBB	114,273
70	Eversource Energy	2.750%	3/15/22	BBB+	71,291
100	Eversource Energy	0.800%	8/15/25	BBB+	98,366
59	Exelon Corp	3.497%	6/01/22	BBB	60,784
120	Exelon Corp	3.950%	6/15/25	BBB	132,187
150	Exelon Corp	3.400%	4/15/26	BBB	163,273
266	Georgia Power Co	2.200%	9/15/24	A-	277,871
50	Interstate Power and Light Co	3.250%	12/01/24	BBB+	54,200
74	ITC Holdings Corp	2.700%	11/15/22	BBB	76,224
100	National Rural Utilities Cooperative Finance Corp	0.350%	2/08/24	A	99,787
24	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	BBB+	24,909
85	NextEra Energy Capital Holdings Inc	2.750%	5/01/25	BBB+	90,626
167	Oncor Electric Delivery Co LLC	2.750%	6/01/24	A	177,444
20	Oncor Electric Delivery Co LLC	2.950%	4/01/25	A	21,413
100	Pacific Gas and Electric Co	3.400%	8/15/24	BBB-	106,497
100	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	106,027
134	PacifiCorp	3.600%	4/01/24	A+	144,580
150	PacifiCorp	3.350%	7/01/25	A+	161,920
150	Pinnacle West Capital Corp	1.300%	6/15/25	A-	150,694
85	PPL Capital Funding Inc	3.950%	3/15/24	BBB	91,801
224	PSEG Power LLC	3.850%	6/01/23	BBB	238,440
100	Public Service Co of Colorado	2.900%	5/15/25	A+	106,126
100	Public Service Electric and Gas Co	0.950%	3/15/26	A+	99,101

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$85	Sempra Energy	3.550%	6/15/24	BBB+	$91,575
31	Southern California Edison Co	1.845%	2/01/22	A-	31,033
61	Southern California Edison Co	3.400%	6/01/23	A-	64,586
100	Southern California Edison Co	1.200%	2/01/26	A-	99,042
50	Tri-State Generation & Transmission Association Inc	3.700%	11/01/24	A-	54,551
50	Tucson Electric Power Co	3.050%	3/15/25	A-	53,627
120	Wisconsin Electric Power Co	3.100%	6/01/25	A	128,696
4,990	Total Utility				5,273,959
$16,173	Total Corporate Debt (cost $16,707,036)				17,161,753

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 29.3%
$202	American Express Credit Account Master Trust	2.200%	4/15/25	AA-	$206,906
100	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	103,618
224	Carmax Auto Owner Trust 2018-3	3.130%	6/15/23	AAA	226,676
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	97,200
100	CNH Equipment Trust 2019-C	2.350%	4/15/27	Aa1	103,909
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	122,346
549	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	584,904
200	COMM 2014-LC17 Mortgage Trust	3.648%	10/10/47	Aaa	210,202
289	Fannie Mae Pool BM3087	4.000%	12/01/32	N/R	309,090
99	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	106,518
77	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	81,788
171	Fannie Mae Pool MA3798	3.000%	10/01/34	N/R	180,518
46	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	48,558
50	Fannie Mae Pool MA3897	3.000%	1/01/35	N/R	52,741
621	Fannie Mae Pool MA3985	3.000%	4/01/35	N/R	654,439
600	Fannie Mae Pool MA4179	2.000%	11/01/35	N/R	620,406
457	Fannie Mae Pool MA4206	2.000%	12/01/35	N/R	472,352
1,921	Fannie Mae Pool MA4262	2.500%	2/01/36	N/R	2,007,918
740	Fannie Mae Pool MA4278	1.500%	3/01/36	N/R	749,117
985	Fannie Mae Pool MA4279	2.000%	3/01/36	N/R	1,017,290
100	Ford Credit Auto Owner Trust 2020-B	1.190%	1/15/26	AA	101,417
500	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	AAA	527,987
175	Freddie Mac Gold Pool G18642	3.500%	4/01/32	N/R	189,326
700	Freddie Mac Multifamily Structured Pass Through Certificates	3.205%	3/25/25	AAA	762,361
150	GM Financial Consumer Automobile Receivables Trust 2020-1	2.180%	5/16/25	AA+	154,572
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	320,075
100	Honda Auto Receivables 2020-3 Owner Trust	0.370%	10/18/24	AAA	100,088

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$200	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	$215,435
50	MMAF Equipment Finance LLC 2019-A, 144A	2.930%	3/10/26	Aaa	52,234
300	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	Aaa	329,165
100	Morgan Stanley Capital I Trust 2021-L5, (WI/DD)	1.518%	5/15/26	AAA	99,997
135	SoFi Professional Loan Program 2020-C Trust, 144A	1.950%	2/15/46	AAA	137,452
250	Synchrony Credit Card Master Note Trust	2.210%	5/15/24	AAA	250,171
100	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	AAA	103,987
131	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	132,813
143	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	151,002
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Baa1	119,957
140	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA	145,755
$11,338	Total Securitized (cost $11,784,433)				11,850,290

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 26.2%
$336	United States Treasury Note/Bond	1.875%	2/28/22	AAA	$341,027
268	United States Treasury Note/Bond	2.125%	5/15/22	AAA	273,674
633	United States Treasury Note/Bond	1.750%	6/30/22	AAA	645,215
1,400	United States Treasury Note/Bond	0.125%	9/30/22	AAA	1,400,273
2,884	United States Treasury Note/Bond	1.375%	10/15/22	AAA	2,936,498
211	United States Treasury Note/Bond	2.000%	10/31/22	AAA	216,910
128	United States Treasury Note/Bond	2.000%	11/30/22	AAA	131,770
337	United States Treasury Note/Bond	2.375%	1/31/23	AAA	350,085
542	United States Treasury Note/Bond	2.500%	3/31/23	AAA	566,199
113	United States Treasury Note/Bond	2.875%	11/30/23	AAA	120,601
113	United States Treasury Note/Bond	2.500%	1/31/24	AAA	119,837
332	United States Treasury Note/Bond	1.750%	6/30/24	AAA	346,240
70	United States Treasury Note/Bond	1.250%	8/31/24	AAA	71,898
1,681	United States Treasury Note/Bond	1.375%	1/31/25	AAA	1,732,875
167	United States Treasury Note/Bond	0.375%	4/30/25	AAA	165,447
350	United States Treasury Note/Bond	0.250%	5/31/25	AAA	344,559
650	United States Treasury Note/Bond	0.250%	7/31/25	AAA	638,269
200	United States Treasury Note/Bond	0.375%	12/31/25	AAA	196,227
$10,415	Total U.S. Treasury (cost $10,546,645)				10,597,604
	Total Long-Term Investments (cost $39,038,114)				39,609,647

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
116,493	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.020% (5)	$116,493
	Total Investments Purchased with Collateral from Securities Lending (cost $116,493)		116,493

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.0%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
$242	Federal Agricultural Mortgage Corp Discount Notes	0.000%	5/03/21	N/R	$242,000
178	Federal Home Loan Bank Discount Notes	0.000%	5/21/21	N/R	178,000
$420	Total Short-Term Investments (cost $420,000)				420,000
	Total Investments (cost $39,574,607) – 99.2%				40,146,140
	Other Assets Less Liabilities – 0.8%				329,802
	Net Assets – 100%				$40,475,942
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$17,161,753	$ —	$17,161,753
Securitized	—	11,850,290	—	11,850,290
U.S. Treasury	—	10,597,604	—	10,597,604
Investments Purchased with Collateral from Securities Lending	116,493	—	—	116,493
Short-Term Investments:
U.S. Government and Agency Obligations	—	420,000	—	420,000
Total	$116,493	$40,029,647	$ —	$40,146,140

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $113,641.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.9%
	CORPORATE DEBT – 97.9%
	Financials – 6.8%
$150	Ally Financial Inc	5.750%	11/20/25	BB+	$171,819
260	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	271,700
470	Centene Corp, 144A	5.375%	6/01/26	BB+	490,562
60	Centene Corp, 144A	5.375%	8/15/26	BBB-	62,940
260	Centene Corp	4.250%	12/15/27	BB+	272,509
1,400	Centene Corp	4.625%	12/15/29	BB+	1,518,769
130	ESH Hospitality Inc, 144A	5.250%	5/01/25	BB-	132,639
50	Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.750%	9/15/24	BB	52,395
240	Intesa Sanpaolo SpA, 144A	5.710%	1/15/26	BB+	269,044
200	iStar Inc	4.250%	8/01/25	BB	202,680
300	Kennedy-Wilson Inc	5.000%	3/01/31	BB	310,467
150	MGIC Investment Corp	5.250%	8/15/28	BB+	158,250
100	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	102,750
110	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	116,444
510	Nationstar Mortgage Holdings Inc, 144A	5.125%	12/15/30	B	504,727
300	OneMain Finance Corp	6.875%	3/15/25	BB-	340,875
150	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	5.875%	10/01/28	BB-	159,187
300	PennyMac Financial Services Inc, 144A	5.375%	10/15/25	BB-	316,125
260	UniCredit SpA, 144A	5.459%	6/30/35	BB+	279,510
5,400	Total Financials				5,733,392
	Industrial – 89.9%
1,010	1011778 BC ULC / New Red Finance Inc, 144A	3.875%	1/15/28	BB+	1,022,625
100	ACCO Brands Corp, 144A	4.250%	3/15/29	BB-	98,375
100	Adtalem Global Education Inc, 144A	5.500%	3/01/28	BB-	100,250
210	AECOM	5.125%	3/15/27	BB-	233,625
100	Altera Infrastructure LP/Teekay Offshore Finance Corp, 144A	8.500%	7/15/23	CCC	91,000
200	Altice France Holding SA, 144A	6.000%	2/15/28	CCC+	198,649
100	American Airlines Group Inc, 144A, (3)	3.750%	3/01/25	CCC	87,875
300	American Axle & Manufacturing Inc	6.250%	4/01/25	B	310,875
150	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	Ba2	166,875
170	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	Ba2	188,913
140	AmeriGas Partners LP / AmeriGas Finance Corp	5.875%	8/20/26	Ba2	156,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	AMN Healthcare Inc, 144A	4.625%	10/01/27	BB-	$103,250
100	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	B	109,000
70	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	B	70,788
180	Aramark Services Inc, 144A	5.000%	4/01/25	B+	184,725
100	Aramark Services Inc, 144A	5.000%	2/01/28	B+	104,509
200	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	212,750
300	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	313,622
250	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	B+	248,750
650	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	5.250%	8/15/27	B-	664,356
120	ASGN Inc, 144A	4.625%	5/15/28	BB-	124,800
200	Aston Martin Capital Holdings Ltd, 144A	10.500%	11/30/25	CCC+	217,190
290	Avantor Funding Inc, 144A	4.625%	7/15/28	BB-	303,775
910	Avaya Inc, 144A	6.125%	9/15/28	B	966,875
100	Avient Corp, 144A	5.750%	5/15/25	BB-	105,494
50	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	5.375%	3/01/29	B	52,063
50	Ball Corp	4.875%	3/15/26	BB+	56,000
100	Ball Corp	2.875%	8/15/30	BB+	96,567
200	Bausch Health Cos Inc, 144A	5.750%	8/15/27	BB	214,500
1,750	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	1,905,312
400	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	405,964
270	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B	276,966
350	Black Knight InfoServ LLC, 144A	3.625%	9/01/28	BB-	344,494
190	Bombardier Inc, 144A	7.875%	4/15/27	CCC	190,238
110	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	BB	109,725
150	Builders FirstSource Inc, 144A	6.750%	6/01/27	BB+	161,310
50	Builders FirstSource Inc, 144A	5.000%	3/01/30	B+	53,063
550	Cable One Inc, 144A	4.000%	11/15/30	BB-	543,485
110	Camelot Finance SA, 144A	4.500%	11/01/26	B	113,850
100	Cascades Inc/Cascades USA Inc, 144A	5.375%	1/15/28	BB-	104,206
390	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	BB-	408,037
100	CDK Global Inc, 144A	5.250%	5/15/29	BB+	107,250
440	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op	5.375%	4/15/27	B-	452,870
490	Century Communities Inc	6.750%	6/01/27	BB-	527,252
300	Charles River Laboratories International Inc, 144A	3.750%	3/15/29	BB	305,250
280	Cheniere Energy Inc, 144A	4.625%	10/15/28	BB	291,942
120	Cheniere Energy Partners LP	5.625%	10/01/26	BB	125,100
300	Cheniere Energy Partners LP	4.500%	10/01/29	BB	313,125
150	Cheniere Energy Partners LP, 144A	4.000%	3/01/31	BB	152,625

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$150	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	$156,188
172	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	179,525
100	CommScope Inc, 144A	5.500%	3/01/24	BB-	103,064
640	CommScope Inc, 144A	6.000%	3/01/26	BB-	674,400
240	CommScope Inc, 144A	8.250%	3/01/27	B-	257,100
312	CommScope Technologies LLC, 144A	6.000%	6/15/25	B-	317,460
210	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	208,044
100	Consolidated Communications Inc, 144A	6.500%	10/01/28	B+	107,520
100	Cornerstone Building Brands Inc, 144A	6.125%	1/15/29	B-	106,875
450	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	457,875
200	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	6.000%	2/01/29	BB-	206,750
130	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB+	136,663
330	DaVita Inc, 144A	3.750%	2/15/31	BB-	313,500
80	DCP Midstream Operating LP	5.375%	7/15/25	BB+	87,800
300	Delta Air Lines Inc	7.375%	1/15/26	BB+	352,250
660	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	B	481,800
210	Edgewell Personal Care Co, 144A	5.500%	6/01/28	BB	223,125
210	Elanco Animal Health Inc	5.272%	8/28/23	BB	225,225
140	Encompass Health Corp	4.500%	2/01/28	B+	145,075
100	Encompass Health Corp	4.750%	2/01/30	B+	105,000
10	Energizer Holdings Inc, 144A	4.750%	6/15/28	B+	10,225
510	Energizer Holdings Inc, 144A	4.375%	3/31/29	B+	506,175
160	Entegris Inc, 144A	4.625%	2/10/26	BB	165,550
200	Eurochem Finance DAC	5.500%	3/13/24	Ba2	217,712
210	Flex Acquisition Co Inc, 144A	7.875%	7/15/26	CCC+	219,713
360	Gap Inc, 144A	8.875%	5/15/27	BB	420,300
260	Gartner Inc, 144A	4.500%	7/01/28	BB	273,325
140	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	146,574
550	Global Medical Response Inc, 144A	6.500%	10/01/25	B	563,062
200	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	BB-	209,250
50	Gray Television Inc, 144A	5.875%	7/15/26	B+	51,875
450	Gray Television Inc, 144A	7.000%	5/15/27	B+	491,062
400	Gray Television Inc, 144A	4.750%	10/15/30	B+	400,000
600	Greif Inc, 144A	6.500%	3/01/27	B+	634,461
130	GrubHub Holdings Inc, 144A	5.500%	7/01/27	BB-	136,677
210	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	205,013
220	Hanesbrands Inc, 144A	4.625%	5/15/24	BB	231,612
160	Hanesbrands Inc, 144A	4.875%	5/15/26	BB	171,374
280	HCA Inc	5.375%	2/01/25	BB	312,040

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$110	HCA Inc	5.875%	2/15/26	BB	$126,363
610	HCA Inc	3.500%	9/01/30	BB	626,989
250	Herbalife Nutrition Ltd / HLF Financing Inc, 144A	7.875%	9/01/25	BB-	271,875
460	Herc Holdings Inc, 144A	5.500%	7/15/27	BB-	486,450
310	Hilton Domestic Operating Co Inc	4.875%	1/15/30	BB	330,544
80	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.875%	4/01/27	BB	83,100
150	Hologic Inc, 144A	3.250%	2/15/29	BB	147,383
600	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	BB-	642,000
160	Howard Hughes Corp, 144A	5.375%	8/01/28	BB-	169,280
100	Howard Hughes Corp, 144A	4.375%	2/01/31	BB-	98,750
210	Howmet Aerospace Inc	6.875%	5/01/25	BB+	243,600
190	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	209,190
70	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	77,350
260	IAA Inc, 144A	5.500%	6/15/27	B	273,325
600	iHeartCommunications Inc	8.375%	5/01/27	CCC+	643,800
510	IHS Markit Ltd	4.750%	8/01/28	Baa2	590,103
120	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	125,880
390	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	397,223
450	Jaguar Holding Co II / PPD Development LP, 144A	5.000%	6/15/28	B+	490,725
190	KAR Auction Services Inc, 144A	5.125%	6/01/25	B-	192,649
648	Kraft Heinz Foods Co	3.000%	6/01/26	BBB-	684,794
880	Kraft Heinz Foods Co	4.625%	1/30/29	BBB-	991,097
150	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	175,060
10	Lamb Weston Holdings Inc, 144A	4.625%	11/01/24	BB+	10,375
350	Lamb Weston Holdings Inc, 144A	4.875%	5/15/28	BB+	385,875
650	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	654,946
410	LogMeIn Inc, 144A	5.500%	9/01/27	B	427,327
590	Lumen Technologies Inc, 144A	4.000%	2/15/27	BB+	601,139
250	Macy's Inc, 144A	8.375%	6/15/25	BB+	275,807
300	Magic Mergeco Inc, 144A	5.250%	5/01/28	BB-	303,750
240	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	B+	250,800
150	Masonite International Corp, 144A	5.375%	2/01/28	BB+	159,000
100	MasTec Inc, 144A	4.500%	8/15/28	BB	104,250
400	MEDNAX Inc, 144A	6.250%	1/15/27	B+	424,000
120	Mercer International Inc, 144A	5.125%	2/01/29	BB-	124,050
150	Methanex Corp	5.250%	12/15/29	BB	158,438
260	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB-	280,337
440	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB-	491,700
200	Navistar International Corp, 144A	9.500%	5/01/25	B+	217,000

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$480	Navistar International Corp, 144A	6.625%	11/01/25	CCC+	$496,800
100	NCL Corp Ltd, 144A	3.625%	12/15/24	B-	95,990
250	NCL Corp Ltd, 144A	10.250%	2/01/26	B+	294,112
150	NCL Corp Ltd, 144A	5.875%	3/15/26	B-	156,750
150	NCL Finance Ltd, 144A	6.125%	3/15/28	B-	157,998
370	NCR Corp, 144A	5.750%	9/01/27	B+	390,812
500	NCR Corp, 144A	5.000%	10/01/28	B+	515,000
240	NCR Corp, 144A	6.125%	9/01/29	B+	261,000
110	Netflix Inc	4.875%	4/15/28	BB+	126,638
130	Netflix Inc	5.875%	11/15/28	BB+	158,340
100	Newell Brands Inc	4.875%	6/01/25	BB+	110,500
700	Nielsen Co Luxembourg SARL, 144A	5.000%	2/01/25	BB-	718,375
1,400	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.625%	10/01/28	BB-	1,492,750
160	Nokia Oyj	4.375%	6/12/27	BB+	174,900
220	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB-	222,842
160	ON Semiconductor Corp, 144A	3.875%	9/01/28	BB	164,700
200	Open Text Corp, 144A	3.875%	2/15/28	BB	202,500
400	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	412,500
100	Owens-Brockway Glass Container Inc, 144A	5.875%	8/15/23	B	108,250
110	Parkland Corp/Canada, 144A	5.875%	7/15/27	BB	117,128
70	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B+	59,675
400	Performance Food Group Inc, 144A	5.500%	10/15/27	B	421,536
200	Plantronics Inc, 144A	4.750%	3/01/29	B	197,000
600	Post Holdings Inc, 144A	5.625%	1/15/28	B+	632,250
350	Post Holdings Inc, 144A	4.625%	4/15/30	B+	353,640
110	Prestige Brands Inc, 144A	3.750%	4/01/31	B+	105,592
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	Ba3	218,600
1,300	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,358,500
100	PTC Inc, 144A	3.625%	2/15/25	BB	102,595
100	PTC Inc, 144A	4.000%	2/15/28	BB	102,647
240	Qorvo Inc	4.375%	10/15/29	BBB-	260,825
50	Qorvo Inc, 144A	3.375%	4/01/31	BBB-	50,667
100	QualityTech LP / QTS Finance Corp, 144A	3.875%	10/01/28	BB+	100,875
200	Rakuten Group Inc, 144A	5.125%	10/22/69	BB	203,500
200	Rakuten Group Inc, 144A	6.250%	10/22/69	BB	205,000
300	RBS Global Inc / Rexnord LLC, 144A	4.875%	12/15/25	BB-	306,687
150	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	7.625%	6/15/25	BB-	163,875
700	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.750%	1/15/29	B-	726,250
130	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB+	133,770

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$20	Rite Aid Corp, 144A	7.500%	7/01/25	CCC+	$20,730
270	Rite Aid Corp, 144A	8.000%	11/15/26	CCC+	280,462
800	Royal Caribbean Cruises Ltd, 144A	9.125%	6/15/23	B+	883,168
600	SBA Communications Corp	4.875%	9/01/24	BB-	614,250
900	SBA Communications Corp	3.875%	2/15/27	BB-	920,407
320	Scripps Escrow II Inc, 144A	5.375%	1/15/31	CCC+	324,400
10	Scripps Escrow Inc, 144A	5.875%	7/15/27	CCC+	10,522
400	Seagate HDD Cayman, 144A	4.091%	6/01/29	BB+	409,716
1,140	Select Medical Corp, 144A	6.250%	8/15/26	B-	1,211,250
100	Sensata Technologies BV, 144A	4.000%	4/15/29	BB+	100,620
250	Sensata Technologies Inc, 144A	3.750%	2/15/31	BB+	248,260
20	Service Corp International/US	5.125%	6/01/29	BB	21,592
150	Signature Aviation US Holdings Inc, 144A	5.375%	5/01/26	BB	154,125
220	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	221,089
280	Sirius XM Radio Inc, 144A	4.625%	7/15/24	BB	287,350
210	Sirius XM Radio Inc, 144A	5.375%	7/15/26	BB	216,867
310	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	324,631
260	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	281,434
100	Sirius XM Radio Inc, 144A	4.125%	7/01/30	BB	100,000
356	Six Flags Entertainment Corp, 144A, (3)	5.500%	4/15/27	B-	367,570
250	Spirit AeroSystems Inc, 144A	7.500%	4/15/25	B	267,500
200	Sprint Corp	7.625%	3/01/26	BB	245,250
650	Summit Materials LLC / Summit Materials Finance Corp, 144A	5.250%	1/15/29	BB	684,125
380	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB-	399,589
100	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	101,904
20	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	5.500%	9/15/24	BB-	20,375
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	BB	73,696
170	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB	190,518
500	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.500%	3/01/30	BB	540,795
300	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	4.875%	2/01/31	BB	313,038
200	TechnipFMC PLC, 144A	6.500%	2/01/26	BB+	213,483
100	TEGNA Inc	5.000%	9/15/29	BB-	103,810
100	Teleflex Inc	4.625%	11/15/27	BB	106,348
100	Teleflex Inc, 144A	4.250%	6/01/28	BB	103,250
250	Tempur Sealy International Inc, 144A	4.000%	4/15/29	BB	253,207
780	Tenet Healthcare Corp, 144A	5.125%	11/01/27	B+	818,064
230	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	237,645
260	Tenneco Inc, (3)	5.000%	7/15/26	B-	251,841
100	Tervita Corp, 144A	11.000%	12/01/25	B-	113,250

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$140	Tesla Inc, 144A	5.300%	8/15/25	BB	$145,075
100	T-Mobile USA Inc	3.375%	4/15/29	BB	101,625
450	TransDigm Inc	6.375%	6/15/26	B-	466,594
110	TreeHouse Foods Inc	4.000%	9/01/28	BB-	109,313
470	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	479,489
150	Triumph Group Inc, 144A	8.875%	6/01/24	B	166,875
200	Triumph Group Inc, 144A	6.250%	9/15/24	CCC	201,741
1,120	Trivium Packaging Finance BV, 144A	5.500%	8/15/26	B	1,171,800
100	TTM Technologies Inc, 144A	4.000%	3/01/29	BB-	100,125
170	Under Armour Inc	3.250%	6/15/26	BB	172,449
100	United Natural Foods Inc, 144A	6.750%	10/15/28	B-	107,750
270	United Rentals North America Inc	5.875%	9/15/26	BB	281,812
300	United Rentals North America Inc	4.875%	1/15/28	BB	317,625
180	United Rentals North America Inc	5.250%	1/15/30	BB	196,875
300	United Rentals North America Inc	4.000%	7/15/30	BB	307,674
100	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.125%	12/15/24	CCC	103,240
320	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	344,800
90	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	6.000%	4/15/23	B	91,350
230	Univision Communications Inc, 144A	6.625%	6/01/27	B	249,262
100	UPC Holding BV, 144A	5.500%	1/15/28	B	103,875
59	US Concrete Inc	6.375%	6/01/24	BB-	60,180
360	US Foods Inc, 144A	6.250%	4/15/25	BB-	382,390
250	US Foods Inc, 144A	4.750%	2/15/29	B+	252,187
210	Valvoline Inc, 144A	4.250%	2/15/30	BB-	215,250
100	VEON Holdings BV	7.250%	4/26/23	BB+	108,250
200	VEON Holdings BV, 144A	3.375%	11/25/27	BBB-	201,444
100	ViacomCBS Inc	6.250%	2/28/57	BB+	112,119
320	VICI Properties LP / VICI Note Co Inc, 144A	3.750%	2/15/27	BB	322,570
450	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	467,284
150	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB-	160,388
300	Vodafone Group PLC	7.000%	4/04/79	BB+	365,907
450	Weatherford International Ltd, 144A	11.000%	12/01/24	B-	444,375
471	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	522,810
350	Western Digital Corp	4.750%	2/15/26	BB+	387,844
460	Western Midstream Operating LP	5.050%	2/01/30	BB	501,975
150	William Carter Co, 144A	5.500%	5/15/25	BB+	158,525
850	Williams Scotsman International Inc, 144A	4.625%	8/15/28	B+	867,144
100	WMG Acquisition Corp, 144A	3.875%	7/15/30	BB	101,250
150	WMG Acquisition Corp, 144A, (3)	3.000%	2/15/31	BB	140,813

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$210	Wyndham Hotels & Resorts Inc, 144A	4.375%	8/15/28	BB	$216,762
200	Xerox Corp	4.375%	3/15/23	BB+	209,600
300	Xerox Holdings Corp, 144A	5.500%	8/15/28	BB+	313,500
100	Yum! Brands Inc, 144A	4.750%	1/15/30	BB-	107,000
300	Zayo Group Holdings Inc, 144A	6.125%	3/01/28	CCC+	309,666
590	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B-	616,550
600	Ziggo BV, 144A	5.500%	1/15/27	BB	624,048
1,100	Ziggo BV, 144A	4.875%	1/15/30	B+	1,130,492
72,088	Total Industrial				75,491,500
	Utility – 1.2%
200	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	209,428
100	Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	98,569
160	Drax Finco PLC, 144A	6.625%	11/01/25	BBB-	165,200
300	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	B+	314,625
50	NextEra Energy Operating Partners LP, 144A	4.250%	7/15/24	BB+	53,042
150	NextEra Energy Operating Partners LP, 144A	3.875%	10/15/26	BB+	156,886
960	Total Utility				997,750
$78,448	Total Corporate Debt (cost $81,085,194)				82,222,642
	Total Long-Term Investments (cost $81,085,194)				82,222,642

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.0%
	MONEY MARKET FUNDS – 1.0%
810,559	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.020% (5)	$810,559
	Total Investments Purchased with Collateral from Securities Lending (cost $810,559)		810,559

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.1%
$544	Federal Agricultural Mortgage Corp Discount Notes	0.000%	5/03/21	N/R	$544,000
105	Federal Home Loan Bank Discount Notes	0.000%	5/12/21	N/R	105,000
300	Federal Home Loan Bank Discount Notes	0.000%	5/17/21	N/R	299,998
$949	Total Short-Term Investments (cost $948,998)				948,998
	Total Investments (cost $82,844,751) – 100.0%				83,982,199
	Other Assets Less Liabilities – 0.0%				15,468
	Net Assets – 100%				$83,997,667

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$82,222,642	$ —	$82,222,642
Investments Purchased with Collateral from Securities Lending	810,559	—	—	810,559
Short-Term Investments:
U.S. Government and Agency Obligations	—	948,998	—	948,998
Total	$810,559	$83,171,640	$ —	$83,982,199

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $792,286.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.1%
	U.S. TREASURY – 37.4%
$2,500	United States Treasury Note/Bond	0.125%	6/30/22	AAA	$2,501,172
1,000	United States Treasury Note/Bond	0.125%	7/31/22	AAA	1,000,391
2,100	United States Treasury Note/Bond	0.125%	8/31/22	AAA	2,100,574
9,205	United States Treasury Note/Bond	1.875%	9/30/22	AAA	9,433,327
250	United States Treasury Note/Bond	0.125%	9/30/22	AAA	250,049
3,400	United States Treasury Note/Bond	1.500%	1/15/23	AAA	3,478,625
1,500	United States Treasury Note/Bond	0.125%	1/31/23	AAA	1,499,414
500	United States Treasury Note/Bond	0.125%	2/28/23	AAA	499,746
2,600	United States Treasury Note/Bond	0.125%	3/31/23	AAA	2,598,375
600	United States Treasury Note/Bond	0.125%	4/30/23	AAA	599,555
1,248	United States Treasury Note/Bond	2.750%	7/31/23	AAA	1,319,029
1,346	United States Treasury Note/Bond	2.875%	11/30/23	AAA	1,436,539
1,411	United States Treasury Note/Bond	2.500%	1/31/24	AAA	1,496,376
1,814	United States Treasury Note/Bond	2.250%	4/30/24	AAA	1,916,817
4,872	United States Treasury Note/Bond	2.000%	5/31/24	AAA	5,115,981
262	United States Treasury Note/Bond	1.250%	8/31/24	AAA	269,103
3,090	United States Treasury Note/Bond	2.125%	9/30/24	AAA	3,265,382
1,454	United States Treasury Note/Bond	2.125%	11/30/24	AAA	1,538,173
2,824	United States Treasury Note/Bond	1.375%	1/31/25	AAA	2,911,147
1,500	United States Treasury Note/Bond	0.250%	5/31/25	AAA	1,476,680
950	United States Treasury Note/Bond	0.250%	8/31/25	AAA	931,557
3,900	United States Treasury Note/Bond	0.250%	9/30/25	AAA	3,820,324
800	United States Treasury Note/Bond	0.250%	10/31/25	AAA	782,594
1,820	United States Treasury Note/Bond	0.375%	11/30/25	AAA	1,788,008
1,300	United States Treasury Note/Bond	0.375%	12/31/25	AAA	1,275,473
3,500	United States Treasury Note/Bond	0.375%	1/31/26	AAA	3,429,180
500	United States Treasury Note/Bond	0.500%	2/28/26	AAA	492,305
1,900	United States Treasury Note/Bond	0.750%	3/31/26	AAA	1,891,687
600	United States Treasury Note/Bond	0.750%	4/30/26	AAA	596,906
900	United States Treasury Note/Bond	0.500%	6/30/27	AAA	864,949
2,186	United States Treasury Note/Bond	2.250%	8/15/27	AAA	2,329,712
888	United States Treasury Note/Bond	2.250%	11/15/27	AAA	945,373
2,344	United States Treasury Note/Bond	2.750%	2/15/28	AAA	2,570,342
1,470	United States Treasury Note/Bond	2.375%	5/15/29	AAA	1,573,015
514	United States Treasury Note/Bond	1.625%	8/15/29	AAA	519,903

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$1,200	United States Treasury Note/Bond	0.625%	5/15/30	AAA	$1,103,297
2,200	United States Treasury Note/Bond	0.625%	8/15/30	AAA	2,014,719
200	United States Treasury Note/Bond	1.125%	8/15/40	AAA	166,562
3,850	United States Treasury Note/Bond	1.375%	11/15/40	AAA	3,351,906
1,964	United States Treasury Note/Bond	2.750%	8/15/42	AAA	2,150,273
4,571	United States Treasury Note/Bond	2.750%	8/15/47	AAA	4,986,854
2,050	United States Treasury Note/Bond	1.250%	5/15/50	AAA	1,587,789
1,000	United States Treasury Note/Bond	1.375%	8/15/50	AAA	800,469
200	United States Treasury Note/Bond	1.625%	11/15/50	AAA	170,812
3,500	United States Treasury Note/Bond	1.875%	2/15/51	AA+	3,178,984
$87,783	Total U.S. Treasury (cost $87,735,213)				88,029,448

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 29.4%
$200	BANK 2019-BN19	2.926%	8/15/61	AAA	$211,363
500	BBCMS Mortgage Trust 2020-C6	2.690%	2/15/53	AAA	521,967
200	Benchmark 2021-B24 Mortgage Trust	2.264%	3/15/54	AAA	201,740
367	Capital One Multi-Asset Execution Trust	1.720%	8/15/24	AAA	374,183
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	97,200
100	Citibank Credit Card Issuance Trust	3.290%	5/23/25	AAA	106,034
180	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	Aaa	194,651
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	536,517
3,529	Fannie Mae Pool FM5488	4.000%	5/01/49	N/R	3,788,139
4,624	Fannie Mae Pool FM5665	3.500%	8/01/48	N/R	4,939,185
489	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	523,844
589	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	629,798
1,438	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	1,511,775
104	Fannie Mae Pool MA3182	3.500%	11/01/47	Aaa	111,359
425	Fannie Mae Pool MA3358	4.500%	5/01/48	Aaa	464,345
148	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	158,958
337	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	359,869
237	Fannie Mae Pool MA3536	4.000%	12/01/48	Aaa	254,365
373	Fannie Mae Pool MA3574	3.500%	1/01/49	N/R	396,967
2,082	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	2,179,806
115	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	121,396
234	Fannie Mae Pool MA3865	3.000%	12/01/34	N/R	246,355
249	Fannie Mae Pool MA3890	3.000%	1/01/40	N/R	260,964
1,343	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	1,405,498
317	Fannie Mae Pool MA3957	3.500%	3/01/35	N/R	339,203
952	Fannie Mae Pool MA4074	2.000%	7/01/35	N/R	983,642

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$840	Fannie Mae Pool MA4123	2.000%	9/01/35	N/R	$867,997
924	Fannie Mae Pool MA4180	2.500%	11/01/35	N/R	965,904
2,675	Fannie Mae Pool MA4182	2.000%	11/01/50	N/R	2,701,863
1,617	Fannie Mae Pool MA4183	2.500%	11/01/50	N/R	1,678,993
1,709	Fannie Mae Pool MA4208	2.000%	12/01/50	N/R	1,727,913
2,312	Fannie Mae Pool MA4238	2.500%	1/01/51	AAA	2,399,956
989	Fannie Mae Pool MA4254	1.500%	2/01/51	N/R	969,723
1,147	Fannie Mae Pool MA4255	2.000%	2/01/51	N/R	1,158,076
4,435	Fannie Mae Pool MA4256	2.500%	2/01/51	N/R	4,604,236
962	Fannie Mae Pool MA4268	2.000%	2/01/41	N/R	982,196
691	Fannie Mae Pool MA4278	1.500%	3/01/36	N/R	699,176
939	Fannie Mae Pool MA4298	2.500%	3/01/36	N/R	985,337
199	Fannie Mae Pool MA4302	1.500%	4/01/36	N/R	201,405
399	Fannie Mae Pool MA4304	1.500%	4/01/51	N/R	390,828
2,814	Fannie Mae Pool MA4305	2.000%	4/01/51	N/R	2,841,949
2,248	Fannie Mae Pool MA4307	3.000%	4/01/51	N/R	2,368,712
149	Fannie Mae Pool MA4310	1.500%	4/01/41	N/R	148,386
99	Fannie Mae Pool MA4316	2.500%	4/01/36	N/R	104,386
1,000	Fannie Mae Pool MA4325, (WI/DD)	2.000%	5/01/51	N/R	1,009,868
1,000	Fannie Mae Pool MA4326, (WI/DD)	2.500%	5/01/51	N/R	1,038,074
500	Fannie Mae Pool MA4327, (WI/DD)	3.000%	5/01/51	N/R	526,652
250	Fannie Mae Pool MA4329, (WI/DD)	2.000%	5/01/36	N/R	258,327
250	Fannie Mae Pool MA4330, (WI/DD)	2.500%	5/01/36	N/R	262,598
700	Fannie Mae Pool MA4334, (DD1)	2.500%	5/01/41	N/R	730,379
299	Fannie Mae Pool MA4337	4.000%	4/01/51	N/R	321,538
300	Fannie Mae Pool MA4355, (WI/DD)	2.000%	5/01/51	N/R	302,957
200	Fannie Mae-Aces	3.150%	3/25/28	N/R	219,670
250	Fannie Mae-Aces	3.482%	7/25/28	N/R	280,436
100	Ford Credit Floorplan Master Owner Trust A	2.480%	9/15/24	AAA	102,963
800	Freddie Mac Multifamily Structured Pass Through Certificates	2.862%	5/25/26	AAA	865,447
343	Freddie Mac Multifamily Structured Pass Through Certificates	2.701%	4/25/29	AAA	370,383
100	Freddie Mac Multifamily Structured Pass Through Certificates	1.101%	8/25/30	Aaa	98,224
100	Freddie Mac Multifamily Structured Pass Through Certificates	1.353%	11/25/30	Aaa	100,192
100	Freddie Mac Multifamily Structured Pass Through Certificates	2.007%	7/25/35	N/R	100,668
943	Ginnie Mae II Pool MA3663	3.500%	5/20/46	Aaa	1,015,609
146	Ginnie Mae II Pool MA5264	4.000%	6/20/48	Aaa	156,958
166	Ginnie Mae II Pool MA5398	4.000%	8/20/48	Aaa	178,755
955	Ginnie Mae II Pool MA6038	3.000%	7/20/49	N/R	1,004,665
437	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	458,928
1,706	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	1,785,177
409	Ginnie Mae II Pool MA6542	3.500%	3/20/50	N/R	433,396

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$184	Ginnie Mae II Pool MA6600	3.500%	4/20/50	N/R	$194,936
1,077	Ginnie Mae II Pool MA6819	2.500%	8/20/50	N/R	1,119,514
175	Ginnie Mae II Pool MA6820	3.000%	8/20/50	N/R	183,226
1,086	Ginnie Mae II Pool MA6864	2.000%	9/20/50	N/R	1,108,679
1,199	Ginnie Mae II Pool MA6865	2.500%	9/20/50	N/R	1,246,436
141	Ginnie Mae II Pool MA6931	2.500%	10/20/50	N/R	146,838
466	Ginnie Mae II Pool MA6995	2.500%	11/20/50	N/R	484,230
655	Ginnie Mae II Pool MA7051	2.000%	12/20/50	N/R	668,671
1,070	Ginnie Mae II Pool MA7052	2.500%	12/20/50	N/R	1,112,922
489	Ginnie Mae II Pool MA7054	3.500%	12/20/50	N/R	520,341
381	Ginnie Mae II Pool MA7135	2.000%	1/20/51	N/R	388,633
703	Ginnie Mae II Pool MA7136	2.500%	1/20/51	N/R	730,147
972	Ginnie Mae II Pool MA7254	2.000%	3/20/51	N/R	991,284
300	Ginnie Mae II Pool MA7311	2.000%	4/20/51	N/R	306,044
700	Ginnie Mae II Pool MA7312, (DD1)	2.500%	4/20/51	N/R	727,996
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	226,315
100	Morgan Stanley Capital I Trust 2021-L5, (WI/DD)	1.518%	5/15/26	AAA	99,997
285	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	302,003
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	334,043
$66,412	Total Securitized (cost $70,390,869)				69,230,278

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 26.2%
	Financials – 8.0%
$100	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	BBB-	$105,072
100	Aflac Inc	3.600%	4/01/30	A-	110,559
100	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	107,284
71	Allstate Corp	4.500%	6/15/43	A-	86,726
10	Ally Financial Inc	5.800%	5/01/25	BBB-	11,672
110	Ally Financial Inc	8.000%	11/01/31	BBB-	154,575
10	Ally Financial Inc	8.000%	11/01/31	BBB-	13,747
301	American Express Co	3.400%	2/27/23	A-	317,147
40	American Express Co	3.400%	2/22/24	A-	43,196
230	American International Group Inc	3.400%	6/30/30	BBB+	245,673
52	Ameriprise Financial Inc	4.000%	10/15/23	A-	56,463
110	Anthem Inc	3.650%	12/01/27	BBB	122,107
100	Anthem Inc	2.250%	5/15/30	BBB	98,379
100	Anthem Inc	4.650%	1/15/43	BBB	119,646
90	Australia & New Zealand Banking Group Ltd/New York NY	3.700%	11/16/25	AA-	99,999
40	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	A-	40,135

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$30	Bancolombia SA	3.000%	1/29/25	Baa2	$30,750
600	Bank of America Corp	3.974%	2/07/30	A	668,810
250	Bank of America Corp	2.651%	3/11/32	A	251,945
100	Bank of America Corp	3.311%	4/22/42	A	102,030
148	Bank of Montreal	3.803%	12/15/32	BBB+	163,055
76	Bank of New York Mellon Corp	3.450%	8/11/23	A+	81,296
100	Bank of New York Mellon Corp	2.800%	5/04/26	A+	107,612
185	Bank of New York Mellon Corp	3.300%	8/23/29	A	200,932
197	Bank of Nova Scotia	2.450%	9/19/22	AA	202,983
500	Barclays PLC	4.836%	5/09/28	BBB-	562,201
42	BlackRock Inc	3.500%	3/18/24	AA-	45,694
40	BlackRock Inc	3.250%	4/30/29	AA-	44,088
140	Boston Properties LP	2.900%	3/15/30	BBB+	142,459
100	BPCE SA	4.000%	4/15/24	A+	109,416
50	Brixmor Operating Partnership LP	4.125%	6/15/26	BBB-	55,841
48	Brookfield Finance Inc	4.000%	4/01/24	A-	52,023
40	Brookfield Finance Inc	4.350%	4/15/30	A-	45,491
100	Brookfield Finance Inc	2.724%	4/15/31	A-	100,342
40	Camden Property Trust	2.800%	5/15/30	A-	41,318
103	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA	110,631
100	Charles Schwab Corp	3.200%	3/02/27	A	109,002
100	Charles Schwab Corp	2.000%	3/20/28	A	100,969
99	Chubb Corp	6.000%	5/11/37	A	138,735
100	Citigroup Inc	0.981%	5/01/25	A	100,289
1,148	Citigroup Inc	3.980%	3/20/30	A-	1,279,746
100	Citigroup Inc	2.561%	5/01/32	A	99,820
100	Citizens Financial Group Inc, 144A	2.638%	9/30/32	BBB	98,431
60	CME Group Inc	5.300%	9/15/43	AA-	82,926
330	Cooperatieve Rabobank UA	3.875%	2/08/22	AA-	339,205
250	Credit Suisse AG/New York NY	2.950%	4/09/25	A+	266,585
30	CyrusOne LP / CyrusOne Finance Corp	3.450%	11/15/29	BBB-	31,336
200	Deutsche Bank AG/New York NY	1.447%	4/01/25	BBB-	200,723
50	Duke Realty LP	2.875%	11/15/29	BBB+	51,739
50	Equitable Holdings Inc	4.350%	4/20/28	BBB+	56,353
30	Equitable Holdings Inc	5.000%	4/20/48	BBB+	36,581
86	ERP Operating LP	2.500%	2/15/30	A-	87,312
50	Federal Realty Investment Trust	3.500%	6/01/30	A-	53,409
42	Franklin Resources Inc	2.800%	9/15/22	A	43,389
50	GATX Corp	4.700%	4/01/29	BBB	57,911

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$50	Healthpeak Properties Inc	3.500%	7/15/29	BBB+	$54,260
50	Host Hotels & Resorts LP	4.500%	2/01/26	BBB-	54,809
60	Humana Inc	2.900%	12/15/22	BBB	62,177
50	Humana Inc	4.875%	4/01/30	BBB	59,180
9	Humana Inc	4.625%	12/01/42	BBB	10,633
10	Humana Inc	4.950%	10/01/44	BBB	12,189
100	Huntington Bancshares Inc/OH	2.625%	8/06/24	BBB+	105,721
100	ING Groep NV	3.950%	3/29/27	A-	111,944
50	ING Groep NV	4.050%	4/09/29	A-	56,125
114	Intercontinental Exchange Inc	3.750%	9/21/28	A-	126,539
50	Intercontinental Exchange Inc	4.250%	9/21/48	A-	56,464
50	Invesco Finance PLC	3.750%	1/15/26	A-	55,105
150	JPMorgan Chase & Co	3.702%	5/06/30	A	164,946
200	JPMorgan Chase & Co	2.739%	10/15/30	A	205,072
1,098	JPMorgan Chase & Co	4.493%	3/24/31	A	1,273,781
100	JPMorgan Chase & Co	3.157%	4/22/42	A	100,133
250	JPMorgan Chase & Co	3.328%	4/22/52	A	249,984
10	KeyBank NA/Cleveland OH	3.300%	2/01/22	A-	10,226
9	KeyBank NA/Cleveland OH	3.300%	6/01/25	A-	9,828
20	KeyBank NA/Cleveland OH	6.950%	2/01/28	BBB+	24,779
50	Kilroy Realty LP	4.750%	12/15/28	BBB	57,308
100	Kimco Realty Corp	2.700%	10/01/30	BBB+	101,157
20	Legg Mason Inc	4.750%	3/15/26	A	23,097
20	Life Storage LP	4.000%	6/15/29	BBB	21,904
100	Lincoln National Corp	3.050%	1/15/30	BBB+	104,333
40	Lloyds Banking Group PLC	4.500%	11/04/24	BBB+	44,418
300	Lloyds Banking Group PLC	2.438%	2/05/26	A-	312,672
20	Lloyds Banking Group PLC	4.550%	8/16/28	A-	23,058
90	Manufacturers & Traders Trust Co	2.900%	2/06/25	A	96,214
30	Manulife Financial Corp	5.375%	3/04/46	A	40,333
150	Marsh & McLennan Cos Inc	2.250%	11/15/30	A-	149,025
100	MetLife Inc	3.000%	3/01/25	A-	107,864
100	MetLife Inc	4.050%	3/01/45	A-	115,227
200	Mitsubishi UFJ Financial Group Inc	3.850%	3/01/26	A-	222,755
200	Mitsubishi UFJ Financial Group Inc	2.757%	9/13/26	A-	212,158
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A-	71,817
9	Mizuho Financial Group Inc	2.839%	7/16/25	A+	9,541
200	Mizuho Financial Group Inc	2.226%	5/25/26	A+	206,181
10	Mizuho Financial Group Inc	3.663%	2/28/27	A+	11,076

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$100	Mizuho Financial Group Inc	2.869%	9/13/30	A+	$103,352
997	Morgan Stanley	3.772%	1/24/29	A	1,100,114
200	Morgan Stanley	4.431%	1/23/30	A	230,510
110	Morgan Stanley	3.622%	4/01/31	A	120,393
100	National Australia Bank Ltd/New York	3.625%	6/20/23	AA-	106,643
50	National Australia Bank Ltd/New York	3.375%	1/14/26	AA-	55,103
300	Natwest Group PLC	4.269%	3/22/25	BBB	327,214
100	Natwest Group PLC	5.076%	1/27/30	BBB	116,582
42	Northern Trust Corp	3.950%	10/30/25	A	47,325
20	Northern Trust Corp	3.150%	5/03/29	A+	21,625
44	ORIX Corp	2.900%	7/18/22	A-	45,284
20	People's United Financial Inc	3.650%	12/06/22	BBB+	20,836
10	PNC Bank NA	3.100%	10/25/27	A	10,889
90	PNC Bank NA	4.050%	7/26/28	A-	102,179
10	PNC Bank NA	2.700%	10/22/29	A-	10,321
182	PNC Financial Services Group Inc	3.900%	4/29/24	A-	198,721
54	Principal Financial Group Inc	3.700%	5/15/29	A-	59,812
54	Progressive Corp	3.200%	3/26/30	A	58,773
30	Progressive Corp	4.200%	3/15/48	A	35,796
82	Prologis LP	3.875%	9/15/28	A-	92,562
10	Prologis LP	4.375%	9/15/48	A-	12,108
100	Prudential Financial Inc	1.500%	3/10/26	A-	101,631
60	Prudential Financial Inc	3.000%	3/10/40	A-	60,038
10	Prudential Financial Inc	4.500%	9/15/47	BBB+	10,647
113	Prudential Financial Inc	3.905%	12/07/47	A-	125,620
93	Regions Financial Corp	3.800%	8/14/23	BBB+	99,708
20	Regions Financial Corp, (3)	7.375%	12/10/37	BBB	29,664
10	Reinsurance Group of America Inc	3.950%	9/15/26	BBB+	11,160
30	Reinsurance Group of America Inc	3.900%	5/15/29	BBB+	32,999
100	Royal Bank of Canada	2.250%	11/01/24	A	104,961
10	Royal Bank of Canada	4.650%	1/27/26	A-	11,451
100	Royal Bank of Canada	1.200%	4/27/26	A	99,690
120	Simon Property Group LP	1.750%	2/01/28	A	117,772
120	Simon Property Group LP	2.200%	2/01/31	A	116,307
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	44,335
149	State Street Corp	3.100%	5/15/23	A	157,345
90	State Street Corp	2.400%	1/24/30	A+	92,138
158	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A+	171,097
50	Sumitomo Mitsui Financial Group Inc	2.632%	7/14/26	A+	52,776

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$330	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A+	$359,868
20	SVB Financial Group	3.125%	6/05/30	A-	20,973
30	Toronto-Dominion Bank	3.625%	9/15/31	A	33,153
100	Travelers Cos Inc	4.600%	8/01/43	A	125,429
116	Truist Financial Corp	3.750%	12/06/23	A-	125,469
200	Truist Financial Corp	3.700%	6/05/25	A-	220,464
84	Ventas Realty LP, (3)	4.750%	11/15/30	BBB+	98,722
60	Voya Financial Inc	4.700%	1/23/48	BBB-	62,434
128	Welltower Inc	4.125%	3/15/29	BBB+	144,006
80	Westpac Banking Corp	2.800%	1/11/22	AA-	81,425
30	Westpac Banking Corp	2.750%	1/11/23	AA-	31,242
104	Westpac Banking Corp	2.000%	1/13/23	AA-	107,074
166	Westpac Banking Corp	4.322%	11/23/31	BBB+	184,916
50	Willis North America Inc	2.950%	9/15/29	BBB	52,306
10	Zions Bancorp NA	3.250%	10/29/29	BBB	10,378
17,249	Total Financials				18,793,131
	Industrial – 16.1%
20	3M Co	3.375%	3/01/29	A+	22,020
198	3M Co	2.375%	8/26/29	A+	203,015
70	3M Co, (3)	3.050%	4/15/30	A+	75,327
50	ABB Finance USA Inc	3.800%	4/03/28	A-	56,636
70	Activision Blizzard Inc	4.500%	6/15/47	A-	83,028
104	Adobe Inc	1.900%	2/01/25	A	108,370
18	Adobe Inc	2.150%	2/01/27	A	18,859
100	Agilent Technologies Inc	3.875%	7/15/23	BBB+	106,082
10	Agilent Technologies Inc	2.100%	6/04/30	BBB+	9,735
40	Alphabet Inc	3.375%	2/25/24	AA+	43,399
170	Alphabet Inc	1.900%	8/15/40	AA+	149,723
30	Alphabet Inc	2.050%	8/15/50	AA+	25,126
10	Amcor Finance USA Inc	4.500%	5/15/28	BBB	11,488
40	Amcor Flexibles North America Inc	2.630%	6/19/30	BBB	40,376
180	American Tower Corp	5.000%	2/15/24	BBB-	200,033
100	American Tower Corp	1.600%	4/15/26	BBB-	100,451
100	American Tower Corp	1.500%	1/31/28	BBB-	96,586
70	American Tower Corp	2.900%	1/15/30	BBB-	72,224
138	Amgen Inc	2.300%	2/25/31	A-	136,330
355	Amgen Inc	4.400%	5/01/45	BBB+	412,608
50	Amphenol Corp	4.350%	6/01/29	BBB+	57,557
86	Analog Devices Inc	2.500%	12/05/21	BBB+	86,970

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$10	Applied Materials Inc	3.900%	10/01/25	A2	$11,184
42	Applied Materials Inc	5.100%	10/01/35	A	53,850
50	Applied Materials Inc	4.350%	4/01/47	A	61,037
50	Aptiv PLC	4.350%	3/15/29	BBB	57,051
90	Archer-Daniels-Midland Co	3.250%	3/27/30	A	98,050
49	AstraZeneca PLC	1.375%	8/06/30	A-	45,036
165	AstraZeneca PLC	6.450%	9/15/37	A-	237,011
10	AstraZeneca PLC	4.375%	11/16/45	A-	11,699
50	Automatic Data Processing Inc	3.375%	9/15/25	AA-	55,059
20	Avnet Inc	4.625%	4/15/26	BBB-	22,515
124	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc	3.138%	11/07/29	A-	130,204
180	Baxalta Inc	4.000%	6/23/25	BBB+	199,517
50	Baxter International Inc, 144A	1.730%	4/01/31	A-	47,106
150	Biogen Inc	3.625%	9/15/22	A-	157,017
20	Biogen Inc	2.250%	5/01/30	A-	19,434
50	Boardwalk Pipelines LP	5.950%	6/01/26	BBB-	58,988
70	Booking Holdings Inc	2.750%	3/15/23	A-	72,958
50	Booking Holdings Inc	3.600%	6/01/26	A-	55,443
50	BorgWarner Inc	2.650%	7/01/27	BBB+	52,442
100	Bristol-Myers Squibb Co	2.600%	5/16/22	A+	102,496
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A	38,810
90	Bristol-Myers Squibb Co	1.450%	11/13/30	A	84,788
260	Bristol-Myers Squibb Co	4.125%	6/15/39	A+	303,424
149	Bristol-Myers Squibb Co	5.000%	8/15/45	A+	192,953
100	British Telecommunications PLC	9.625%	12/15/30	BBB	156,038
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	28,834
30	Bunge Ltd Finance Corp	3.250%	8/15/26	BBB-	32,424
10	Bunge Ltd Finance Corp	3.750%	9/25/27	BBB-	11,017
10	Campbell Soup Co	3.300%	3/19/25	BBB	10,779
110	Campbell Soup Co	2.375%	4/24/30	BBB	109,187
50	Canadian National Railway Co	6.375%	11/15/37	A	70,516
10	Canadian National Railway Co	4.450%	1/20/49	A	12,130
141	Cardinal Health Inc	2.616%	6/15/22	BBB	144,066
38	Cardinal Health Inc	3.200%	3/15/23	BBB	39,856
40	Carlisle Cos Inc	3.500%	12/01/24	BBB	43,360
160	Carrier Global Corp	3.377%	4/05/40	BBB-	161,281
70	Caterpillar Financial Services Corp	0.950%	5/13/22	A	70,520
80	Caterpillar Financial Services Corp	2.550%	11/29/22	A	82,897
50	Caterpillar Financial Services Corp	3.250%	12/01/24	A	54,513

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$10	Caterpillar Financial Services Corp	0.800%	11/13/25	A	$9,906
60	Caterpillar Inc	2.600%	9/19/29	A	61,817
186	Caterpillar Inc	3.803%	8/15/42	A	213,360
30	Celulosa Arauco y Constitucion SA	3.875%	11/02/27	BBB-	32,325
50	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	BBB-	57,210
50	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	57,616
40	Church & Dwight Co Inc	3.150%	8/01/27	A-	43,564
70	Cigna Corp	4.500%	2/25/26	BBB+	79,746
432	Cigna Corp	3.050%	10/15/27	BBB+	462,976
50	Cigna Corp	4.800%	8/15/38	BBB+	60,329
100	Cintas Corp No 2	3.700%	4/01/27	A-	111,713
188	Cisco Systems Inc/Delaware	2.500%	9/20/26	AA-	202,280
30	Citrix Systems Inc	3.300%	3/01/30	BBB	31,320
28	Clorox Co	3.050%	9/15/22	A-	28,853
120	CNH Industrial NV	3.850%	11/15/27	BBB-	132,960
150	Coca-Cola Co	2.550%	6/01/26	A+	161,495
175	Coca-Cola Co	1.450%	6/01/27	A+	175,667
50	Coca-Cola Co	1.000%	3/15/28	A+	47,924
10	Coca-Cola Co	1.650%	6/01/30	A+	9,600
100	Coca-Cola Co	3.000%	3/05/51	A+	97,745
40	Coca-Cola Co	2.750%	6/01/60	A+	37,061
90	Coca-Cola Femsa SAB de CV	1.850%	9/01/32	A2	83,578
60	Colgate-Palmolive Co	1.950%	2/01/23	AA-	61,687
10	Conagra Brands Inc	4.600%	11/01/25	BBB-	11,432
120	Conagra Brands Inc	8.250%	9/15/30	BBB-	172,138
100	Corning Inc	5.350%	11/15/48	BBB+	130,298
10	Corning Inc	3.900%	11/15/49	BBB+	11,035
10	Corning Inc	4.375%	11/15/57	BBB+	11,044
150	Costco Wholesale Corp	1.375%	6/20/27	AA-	150,517
30	Crown Castle International Corp	4.300%	2/15/29	BBB-	34,016
204	Crown Castle International Corp	3.300%	7/01/30	BBB-	216,209
155	CSX Corp	4.250%	3/15/29	BBB+	177,618
10	CSX Corp	6.000%	10/01/36	BBB+	13,537
100	CSX Corp	4.100%	3/15/44	BBB+	112,209
10	CSX Corp	4.750%	11/15/48	BBB+	12,258
42	CSX Corp	4.250%	11/01/66	BBB+	49,113
120	Cummins Inc	2.600%	9/01/50	A+	109,397
50	Darden Restaurants Inc	4.550%	2/15/48	BBB-	54,551
274	Deere & Co	3.900%	6/09/42	A	319,963

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$140	Dell International LLC / EMC Corp, 144A	5.450%	6/15/23	BBB-	$152,731
100	Dell International LLC / EMC Corp, 144A	5.850%	7/15/25	BBB-	117,193
151	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	223,248
100	Deutsche Telekom International Finance BV	8.750%	6/15/30	BBB+	148,787
200	Discovery Communications LLC	3.625%	5/15/30	BBB-	213,919
46	Discovery Communications LLC, 144A	4.000%	9/15/55	BBB-	45,009
30	Dover Corp	5.375%	10/15/35	BBB+	37,854
126	DuPont de Nemours Inc	4.725%	11/15/28	BBB+	147,636
120	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	151,923
48	DXC Technology Co	4.250%	4/15/24	BBB	52,212
120	Eastern Energy Gas Holdings LLC	4.800%	11/01/43	A	141,302
48	Eaton Corp	3.103%	9/15/27	BBB+	51,957
42	Eaton Corp	4.000%	11/02/32	BBB+	47,984
124	eBay Inc	2.700%	3/11/30	BBB+	126,156
126	Ecolab Inc	3.250%	12/01/27	A-	137,653
60	Eli Lilly & Co	3.375%	3/15/29	A+	65,980
100	Eli Lilly & Co	3.700%	3/01/45	A+	109,878
9	Eli Lilly & Co	3.950%	5/15/47	A+	10,223
10	Eli Lilly & Co	3.950%	3/15/49	A+	11,405
50	Emerson Electric Co	1.950%	10/15/30	A	49,298
160	Enbridge Inc	3.125%	11/15/29	BBB+	167,798
90	Enbridge Inc	4.500%	6/10/44	BBB+	100,650
60	Equifax Inc	2.600%	12/15/25	BBB	63,237
140	Equinix Inc	2.625%	11/18/24	BBB	147,524
20	Equinix Inc	2.150%	7/15/30	BBB	19,228
110	Estee Lauder Cos Inc	2.600%	4/15/30	A+	114,184
60	FedEx Corp	2.625%	8/01/22	BBB	61,640
100	FedEx Corp	3.250%	5/15/41	BBB	99,189
100	FedEx Corp	5.100%	1/15/44	BBB	123,964
150	FedEx Corp	5.250%	5/15/50	BBB	194,372
150	Fidelity National Information Services Inc	1.650%	3/01/28	BBB	147,157
254	Fiserv Inc	3.500%	7/01/29	BBB	275,244
50	Flex Ltd	4.875%	6/15/29	BBB-	56,977
10	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	A	11,595
79	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	A	79,657
30	Fortive Corp	3.150%	6/15/26	BBB+	32,517
174	General Mills Inc	2.875%	4/15/30	BBB	180,594
160	Gilead Sciences Inc	4.600%	9/01/35	A-	189,851
296	Gilead Sciences Inc	4.000%	9/01/36	A-	330,917

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$50	GlaxoSmithKline Capital Inc	3.625%	5/15/25	A	$55,269
40	GlaxoSmithKline Capital PLC	2.875%	6/01/22	A	40,955
230	GlaxoSmithKline Capital PLC	3.375%	6/01/29	A	251,285
30	Harley-Davidson Inc	4.625%	7/28/45	BBB-	31,679
10	Hasbro Inc, (3)	3.500%	9/15/27	BBB-	10,862
100	Hasbro Inc	3.900%	11/19/29	BBB-	108,947
206	HCA Inc	4.125%	6/15/29	BBB-	228,852
100	HCA Inc	5.125%	6/15/39	BBB-	121,177
116	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	117,158
50	Hewlett Packard Enterprise Co	2.250%	4/01/23	BBB	51,508
50	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	66,388
30	Home Depot Inc	2.625%	6/01/22	A	30,726
9	Home Depot Inc	2.800%	9/14/27	A	9,698
10	Home Depot Inc	2.950%	6/15/29	A	10,699
299	Home Depot Inc	5.400%	9/15/40	A	399,894
100	Home Depot Inc	5.950%	4/01/41	A	141,952
10	Home Depot Inc	4.400%	3/15/45	A	12,163
90	Home Depot Inc	3.125%	12/15/49	A	91,037
80	HP Inc	3.400%	6/17/30	BBB	85,342
60	Illinois Tool Works Inc	4.875%	9/15/41	A+	76,910
392	Intel Corp	2.450%	11/15/29	A+	404,111
10	Intel Corp	4.000%	12/15/32	A+	11,665
100	Intel Corp	4.600%	3/25/40	A+	121,657
40	Intel Corp	4.250%	12/15/42	A+	46,766
60	Intel Corp	4.100%	5/11/47	A+	68,602
20	International Business Machines Corp	7.000%	10/30/25	A	25,246
350	International Business Machines Corp	3.300%	5/15/26	A	384,056
20	International Business Machines Corp	1.700%	5/15/27	A	20,223
78	International Business Machines Corp	1.950%	5/15/30	A	76,242
72	International Business Machines Corp	5.600%	11/30/39	A	96,334
90	International Business Machines Corp	4.700%	2/19/46	A	112,193
58	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	60,600
10	International Paper Co	3.800%	1/15/26	BBB	11,086
100	International Paper Co	4.800%	6/15/44	BBB	121,771
30	International Paper Co	4.350%	8/15/48	BBB	35,297
48	Intuit Inc	1.350%	7/15/27	A-	47,405
10	Intuit Inc	1.650%	7/15/30	A-	9,619
100	J M Smucker Co	2.375%	3/15/30	BBB	99,391
100	Jabil Inc	1.700%	4/15/26	BBB-	100,122

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$50	John Deere Capital Corp	3.650%	10/12/23	A	$53,976
100	John Deere Capital Corp	0.450%	1/17/24	A	100,010
30	John Deere Capital Corp	1.750%	3/09/27	A	30,608
10	John Deere Capital Corp	2.800%	9/08/27	A	10,775
10	John Deere Capital Corp	2.450%	1/09/30	A	10,326
50	Johnson Controls International plc	5.125%	9/14/45	BBB	63,369
10	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.750%	9/15/30	BBB	9,455
70	Kansas City Southern	4.300%	5/15/43	BBB	78,492
115	Kellogg Co	2.650%	12/01/23	BBB	121,029
179	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	189,716
70	Keurig Dr Pepper Inc	2.550%	9/15/26	BBB	73,833
50	Keysight Technologies Inc	3.000%	10/30/29	BBB	52,227
10	Kimberly-Clark Corp	3.950%	11/01/28	A	11,416
48	Kimberly-Clark Corp	6.625%	8/01/37	A	72,092
450	Kinder Morgan Inc	5.300%	12/01/34	BBB	539,649
20	Koninklijke KPN NV	8.375%	10/01/30	BBB	27,581
10	Kroger Co	2.200%	5/01/30	BBB+	9,896
160	Kroger Co	6.900%	4/15/38	BBB+	229,162
9	Kroger Co	5.400%	7/15/40	BBB+	11,405
113	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	115,365
58	Lam Research Corp	2.800%	6/15/21	A-	58,107
10	Lam Research Corp	1.900%	6/15/30	A-	9,788
90	Lam Research Corp	3.125%	6/15/60	A-	88,509
30	Leggett & Platt Inc	4.400%	3/15/29	BBB	33,824
119	Linde Inc/CT	2.700%	2/21/23	A	123,128
10	Linde Inc/CT	1.100%	8/10/30	A	9,249
10	Lowe's Cos Inc	4.500%	4/15/30	BBB+	11,651
100	Lowe's Cos Inc	2.625%	4/01/31	BBB+	101,344
300	Lowe's Cos Inc	5.000%	4/15/40	BBB+	375,053
150	LYB International Finance III LLC	3.375%	5/01/30	BBB	160,243
50	Magna International Inc	2.450%	6/15/30	A-	50,636
150	Marathon Petroleum Corp	4.750%	9/15/44	BBB	167,997
40	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	40,306
100	Marvell Technology Inc, 144A	2.450%	4/15/28	Baa3	100,431
50	Masco Corp	2.000%	2/15/31	BBB	47,734
28	Mastercard Inc	2.000%	11/21/21	A+	28,231
20	Mastercard Inc	2.950%	6/01/29	A+	21,571
144	Mastercard Inc	3.350%	3/26/30	A+	159,578
40	Mastercard Inc	3.800%	11/21/46	A+	45,283

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$139	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	$142,858
250	McDonald's Corp	3.300%	7/01/25	BBB+	272,259
250	McDonald's Corp	4.200%	4/01/50	BBB+	287,921
20	Micron Technology Inc	4.975%	2/06/26	BBB-	23,085
80	Micron Technology Inc	4.185%	2/15/27	BBB-	89,877
50	Microsoft Corp	3.300%	2/06/27	AAA	55,440
211	Microsoft Corp	3.450%	8/08/36	AAA	235,039
776	Microsoft Corp	2.921%	3/17/52	AAA	773,161
50	Mohawk Industries Inc	3.625%	5/15/30	BBB+	54,075
84	Moody's Corp	4.500%	9/01/22	BBB+	87,571
38	Moody's Corp	2.625%	1/15/23	BBB+	39,380
150	Mosaic Co	4.875%	11/15/41	BBB-	169,554
100	Motorola Solutions Inc	4.600%	2/23/28	BBB-	114,898
10	Motorola Solutions Inc	4.600%	5/23/29	BBB-	11,487
50	NetApp Inc	2.375%	6/22/27	BBB+	51,559
164	NIKE Inc	2.850%	3/27/30	AA-	174,517
50	Nordstrom Inc, (3)	4.375%	4/01/30	BBB-	51,255
10	Norfolk Southern Corp	3.650%	8/01/25	BBB+	10,979
142	Norfolk Southern Corp	4.837%	10/01/41	BBB+	174,882
50	Norfolk Southern Corp	4.450%	6/15/45	BBB+	58,476
150	Novartis Capital Corp	2.200%	8/14/30	AA-	152,230
100	Novartis Capital Corp	4.400%	5/06/44	AA-	123,342
210	Nutrien Ltd	4.200%	4/01/29	BBB	238,410
54	NVIDIA Corp	2.200%	9/16/21	A	54,312
50	NVIDIA Corp	3.500%	4/01/40	A	54,671
30	NVR Inc	3.000%	5/15/30	BBB+	31,142
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.150%	5/01/27	BBB-	107,118
104	Omnicom Group Inc	4.200%	6/01/30	BBB+	117,130
10	Omnicom Group Inc / Omnicom Capital Inc	3.600%	4/15/26	BBB+	11,077
273	ONEOK Inc	4.550%	7/15/28	BBB	304,442
60	Otis Worldwide Corp	3.112%	2/15/40	BBB	60,073
10	Owens Corning	3.400%	8/15/26	BBB-	10,881
50	Owens Corning	3.875%	6/01/30	BBB-	55,326
96	PACCAR Financial Corp	2.300%	8/10/22	A+	98,428
10	Parker-Hannifin Corp	3.250%	3/01/27	BBB+	10,858
104	Parker-Hannifin Corp	4.200%	11/21/34	BBB+	119,806
10	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	11,865
150	PayPal Holdings Inc	2.850%	10/01/29	BBB+	158,418
60	PepsiCo Inc	3.500%	7/17/25	A+	66,018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$20	PepsiCo Inc	2.375%	10/06/26	A+	$21,256
100	PepsiCo Inc	1.625%	5/01/30	A+	96,487
20	PepsiCo Inc	4.875%	11/01/40	A+	25,922
60	PepsiCo Inc	4.250%	10/22/44	A+	71,570
364	PepsiCo Inc	2.875%	10/15/49	A+	354,446
100	PPG Industries Inc, (3)	3.750%	3/15/28	A-	112,500
100	Procter & Gamble Co	1.000%	4/23/26	AA-	100,299
200	Procter & Gamble Co	3.000%	3/25/30	AA-	216,989
25	PulteGroup Inc	5.000%	1/15/27	BBB-	29,118
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB	30,623
50	Quest Diagnostics Inc	3.450%	6/01/26	BBB	54,804
40	Regeneron Pharmaceuticals Inc	1.750%	9/15/30	BBB+	37,229
48	RELX Capital Inc	3.500%	3/16/23	BBB+	50,485
10	Republic Services Inc	3.375%	11/15/27	BBB	10,968
100	Republic Services Inc	3.950%	5/15/28	BBB	112,248
18	Republic Services Inc	2.300%	3/01/30	BBB	17,955
40	Republic Services Inc	1.450%	2/15/31	BBB	36,667
40	Rockwell Automation Inc, (3)	4.200%	3/01/49	A	47,661
150	Rogers Communications Inc	5.450%	10/01/43	BBB+	189,636
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	37,247
100	Roper Technologies Inc	3.800%	12/15/26	BBB+	111,804
114	Ryder System Inc	2.500%	9/01/24	BBB	119,861
100	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB-	118,348
150	Sabine Pass Liquefaction LLC	4.500%	5/15/30	BBB-	168,854
60	salesforcecom Inc	3.700%	4/11/28	A	67,354
10	Schlumberger Finance Canada Ltd	1.400%	9/17/25	A	10,131
100	Schlumberger Investment SA	2.650%	6/26/30	A	102,228
131	Sherwin-Williams Co	2.950%	8/15/29	BBB	137,877
100	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	Baa2	104,984
100	Stanley Black & Decker Inc	4.250%	11/15/28	A-	115,533
10	Stanley Black & Decker Inc	4.000%	3/15/60	BBB	10,628
10	Starbucks Corp	3.500%	3/01/28	BBB+	10,988
201	Starbucks Corp	3.550%	8/15/29	BBB+	220,451
10	Starbucks Corp	4.300%	6/15/45	BBB+	11,299
50	Starbucks Corp	3.750%	12/01/47	BBB+	52,961
50	Takeda Pharmaceutical Co Ltd	3.375%	7/09/60	BBB+	48,130
190	Target Corp	2.350%	2/15/30	A	194,736
9	Target Corp	3.900%	11/15/47	A	10,702
60	Teledyne Technologies Inc	2.250%	4/01/28	BBB-	60,262

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$20	Telefonica Emisiones SA	4.103%	3/08/27	BBB-	$22,462
150	Telefonica Emisiones SA	5.520%	3/01/49	BBB-	186,253
50	Telefonica Europe BV	8.250%	9/15/30	BBB-	71,650
120	Texas Instruments Inc	1.750%	5/04/30	A+	116,388
150	Thermo Fisher Scientific Inc	4.133%	3/25/25	BBB+	166,916
40	Thomson Reuters Corp	3.350%	5/15/26	BBB	43,458
100	TJX Cos Inc	3.750%	4/15/27	A	111,970
300	T-Mobile USA Inc, 144A	2.250%	11/15/31	BBB-	287,391
282	Toyota Motor Corp	2.760%	7/02/29	A+	296,965
100	Toyota Motor Credit Corp	0.400%	4/06/23	A+	100,329
100	Toyota Motor Credit Corp	0.450%	1/11/24	A+	99,987
60	Toyota Motor Credit Corp	2.000%	10/07/24	A+	62,852
10	Toyota Motor Credit Corp	3.650%	1/08/29	A+	11,175
78	Trane Technologies Global Holding Co Ltd	4.250%	6/15/23	BBB	84,026
10	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	BBB	11,119
50	Transcontinental Gas Pipe Line Co LLC	7.850%	2/01/26	BBB	63,597
50	Transcontinental Gas Pipe Line Co LLC	3.950%	5/15/50	BBB	52,229
90	Trimble Inc	4.150%	6/15/23	BBB-	95,925
351	TWDC Enterprises 18 Corp	2.350%	12/01/22	A-	362,141
38	Tyco Electronics Group SA	3.500%	2/03/22	A-	38,595
200	Tyson Foods Inc	4.875%	8/15/34	BBB	243,340
80	Unilever Capital Corp	3.125%	3/22/23	A+	84,149
100	Unilever Capital Corp	2.600%	5/05/24	A+	105,910
18	Unilever Capital Corp	3.100%	7/30/25	A+	19,619
350	Union Pacific Corp	2.400%	2/05/30	A-	355,450
90	Union Pacific Corp	3.550%	8/15/39	A-	96,686
80	United Parcel Service Inc	4.450%	4/01/30	A	94,576
28	United Parcel Service Inc	6.200%	1/15/38	A	40,197
154	United Parcel Service Inc	3.750%	11/15/47	A	172,495
160	Valero Energy Corp	4.000%	4/01/29	BBB	174,540
120	Valmont Industries Inc	5.250%	10/01/54	BBB-	137,426
100	Verisk Analytics Inc, (3)	4.125%	3/15/29	BBB	112,340
300	Verizon Communications Inc	5.150%	9/15/23	BBB+	332,162
250	Verizon Communications Inc	0.750%	3/22/24	BBB+	251,010
78	Verizon Communications Inc	2.625%	8/15/26	BBB+	82,829
100	Verizon Communications Inc	1.500%	9/18/30	BBB+	92,954
190	Verizon Communications Inc	5.250%	3/16/37	BBB+	241,869
200	Verizon Communications Inc	4.812%	3/15/39	BBB+	242,398
670	Verizon Communications Inc	4.672%	3/15/55	BBB+	820,545

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$50	VF Corp	2.800%	4/23/27	A-	$53,479
300	ViacomCBS Inc	4.200%	5/19/32	BBB	334,323
240	Visa Inc	2.050%	4/15/30	AA-	242,660
189	Visa Inc	4.150%	12/14/35	AA-	226,492
135	VMware Inc	2.950%	8/21/22	BBB-	139,037
20	Vodafone Group PLC	2.500%	9/26/22	BBB	20,581
233	Vodafone Group PLC	6.150%	2/27/37	BBB	313,499
80	Vodafone Group PLC	5.250%	5/30/48	BBB	100,936
200	Walgreens Boots Alliance Inc	3.200%	4/15/30	BBB	210,293
40	Walt Disney Co	2.650%	1/13/31	A-	41,072
130	Walt Disney Co	6.400%	12/15/35	A-	185,762
60	Walt Disney Co	4.950%	10/15/45	A-	77,262
270	Walt Disney Co	2.750%	9/01/49	A-	251,524
50	Waste Connections Inc	3.500%	5/01/29	BBB+	54,389
110	Waste Management Inc	3.150%	11/15/27	BBB+	119,616
30	Waste Management Inc	1.150%	3/15/28	BBB+	28,667
100	Waste Management Inc, (WI/DD)	2.000%	6/01/29	BBB+	100,036
10	Waste Management Inc	1.500%	3/15/31	BBB+	9,213
40	Western Union Co	2.850%	1/10/25	BBB	42,224
10	Western Union Co	6.200%	11/17/36	BBB	12,433
122	WPP Finance 2010	3.625%	9/07/22	BBB	126,931
120	WRKCo Inc	4.000%	3/15/28	BBB	134,004
50	WW Grainger Inc	1.850%	2/15/25	A+	51,888
72	Xylem Inc/NY	4.875%	10/01/21	BBB	73,276
10	Xylem Inc/NY	2.250%	1/30/31	BBB	9,777
10	Zoetis Inc	3.250%	2/01/23	BBB+	10,419
10	Zoetis Inc	4.500%	11/13/25	BBB+	11,369
126	Zoetis Inc	3.900%	8/20/28	BBB+	141,448
9	Zoetis Inc	2.000%	5/15/30	BBB+	8,728
34,383	Total Industrial				37,946,397
	Utility – 2.1%
10	AEP Texas Inc	2.400%	10/01/22	BBB+	10,256
30	Alabama Power Co	1.450%	9/15/30	A+	28,104
161	Alabama Power Co	6.000%	3/01/39	A+	223,812
100	American Water Capital Corp	2.800%	5/01/30	A	104,145
200	Appalachian Power Co	4.400%	5/15/44	A-	228,721
100	Arizona Public Service Co	3.350%	5/15/50	A	101,798
300	Berkshire Hathaway Energy Co	5.150%	11/15/43	A-	382,164
100	CenterPoint Energy Houston Electric LLC	3.950%	3/01/48	A	113,603

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$90	CenterPoint Energy Resources Corp	4.100%	9/01/47	A-	$96,780
171	Commonwealth Edison Co	6.450%	1/15/38	A	244,895
124	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	161,257
10	Consolidated Edison Co of New York Inc	4.300%	12/01/56	A-	11,420
10	Consolidated Edison Co of New York Inc	4.500%	5/15/58	A-	11,845
10	Consumers Energy Co	0.350%	6/01/23	A+	9,988
90	Consumers Energy Co	3.500%	8/01/51	A+	97,670
100	Dominion Energy Inc	1.450%	4/15/26	BBB	99,867
10	DTE Electric Co	2.625%	3/01/31	A+	10,343
126	DTE Energy Co	2.950%	3/01/30	BBB	129,547
100	Duke Energy Carolinas LLC	2.450%	2/01/30	AA-	101,887
100	Duke Energy Carolinas LLC	2.550%	4/15/31	AA-	101,961
60	Duke Energy Carolinas LLC	4.250%	12/15/41	AA-	71,086
100	Duke Energy Corp	4.800%	12/15/45	BBB	118,537
30	Emera US Finance LP	4.750%	6/15/46	BBB-	34,258
10	Enel Generacion Chile SA	4.250%	4/15/24	BBB+	10,712
157	Entergy Louisiana LLC	4.000%	3/15/33	A	180,690
100	Essential Utilities Inc	2.400%	5/01/31	A-	99,022
114	Eversource Energy	3.450%	1/15/50	BBB+	116,179
10	Exelon Corp	4.950%	6/15/35	BBB	12,034
10	Exelon Corp	5.100%	6/15/45	BBB	12,589
191	Florida Power & Light Co	5.950%	2/01/38	AA-	267,186
48	Interstate Power and Light Co	3.600%	4/01/29	A-	52,868
100	NiSource Inc	3.600%	5/01/30	BBB	109,157
117	Northern States Power Co/MN	6.200%	7/01/37	A+	165,290
100	Piedmont Natural Gas Co Inc	2.500%	3/15/31	A-	99,241
36	Potomac Electric Power Co	6.500%	11/15/37	A	51,528
50	PPL Capital Funding Inc	3.100%	5/15/26	BBB+	53,749
50	PPL Capital Funding Inc	4.000%	9/15/47	BBB+	54,872
18	Public Service Co of Colorado	6.500%	8/01/38	A+	26,332
10	Public Service Electric and Gas Co	2.450%	1/15/30	AA-	10,232
100	Public Service Electric and Gas Co	5.800%	5/01/37	AA-	134,846
90	Puget Sound Energy Inc	5.638%	4/15/41	A	121,483
143	San Diego Gas & Electric Co	4.150%	5/15/48	A	166,414
104	Sempra Energy	6.000%	10/15/39	BBB+	140,928
10	Southern California Edison Co	5.625%	2/01/36	A-	12,709
178	Southern California Edison Co	4.500%	9/01/40	A-	202,240
10	Southern California Edison Co	4.875%	3/01/49	A-	11,794
110	Union Electric Co	5.300%	8/01/37	A	141,192

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$222	Virginia Electric and Power Co	6.000%	5/15/37	A	$302,927
48	Wisconsin Public Service Corp	3.671%	12/01/42	A	51,200
4,268	Total Utility				5,101,358
$55,900	Total Corporate Debt (cost $61,795,003)				61,840,886

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 6.1%
	Government Agency – 2.5%
$10	Equinor ASA	3.250%	11/10/24	AA	$10,859
10	Equinor ASA	3.000%	4/06/27	AA	10,795
10	Equinor ASA	3.625%	9/10/28	AA	11,063
214	Equinor ASA	3.125%	4/06/30	AA	228,880
10	Equinor ASA	3.950%	5/15/43	AA	11,221
10	Equinor ASA	3.700%	4/06/50	AA	10,809
120	Export Development Canada	2.500%	1/24/23	AAA	124,744
390	Federal Home Loan Banks	2.375%	9/08/23	AAA	409,307
440	Federal Home Loan Banks	2.500%	2/13/24	AAA	467,607
240	Federal Home Loan Banks	2.875%	6/14/24	AAA	258,497
100	Federal National Mortgage Association	0.300%	8/03/23	Aaa	100,057
70	Federal National Mortgage Association	1.625%	1/07/25	Aaa	72,753
200	Federal National Mortgage Association	0.625%	4/22/25	Aaa	199,835
200	Federal National Mortgage Association	0.500%	6/17/25	Aaa	198,449
200	Federal National Mortgage Association	1.875%	9/24/26	Aaa	209,673
529	Federal National Mortgage Association	5.625%	7/15/37	Aaa	791,041
100	Israel Government AID Bond	5.500%	12/04/23	AAA	113,137
10	Israel Government AID Bond	5.500%	9/18/33	AAA	13,846
200	Japan Bank for International Cooperation	1.750%	10/17/24	A+	207,583
99	Japan Bank for International Cooperation	2.500%	5/28/25	A+	105,526
200	Japan Bank for International Cooperation	0.625%	7/15/25	A+	197,637
10	Korea Development Bank	2.750%	3/19/23	AA	10,420
100	Korea Development Bank	2.125%	10/01/24	AA	105,190
310	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	321,199
764	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	815,198
50	Landwirtschaftliche Rentenbank	2.000%	1/13/25	AAA	52,538
150	Landwirtschaftliche Rentenbank	0.500%	5/27/25	AAA	148,758
109	Oesterreichische Kontrollbank AG	3.125%	11/07/23	AA+	116,573
200	Svensk Exportkredit AB	1.750%	12/12/23	AA+	207,041
10	Tennessee Valley Authority	4.700%	7/15/33	AAA	12,860
170	Tennessee Valley Authority	5.500%	6/15/38	AAA	240,080

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Government Agency (continued)
$16	Tennessee Valley Authority	5.250%	9/15/39	AAA	$22,366
5,251	Total Government Agency				5,805,542
	Municipal Bonds – 2.4% (4)
150	African Development Bank (No Optional Call)	3.000%	9/20/23	AAA	159,544
229	Asian Development Bank (No Optional Call)	2.750%	3/17/23	AAA	239,770
400	Asian Development Bank (No Optional Call)	1.500%	10/18/24	AAA	412,842
20	Council Of Europe Development Bank (No Optional Call)	1.375%	2/27/25	AA+	20,544
100	European Bank for Reconstruction & Development (No Optional Call)	2.750%	3/07/23	AAA	104,610
170	European Investment Bank (No Optional Call)	1.375%	5/15/23	AAA	173,890
250	European Investment Bank (No Optional Call)	2.875%	8/15/23	Aaa	264,741
250	European Investment Bank (No Optional Call)	3.125%	12/14/23	Aaa	268,269
90	European Investment Bank (No Optional Call)	2.250%	6/24/24	AAA	95,070
150	Inter-American Development Bank (No Optional Call)	2.000%	7/23/26	AAA	157,420
340	Inter-American Development Bank (No Optional Call)	3.875%	10/28/41	Aaa	417,388
100	International Bank for Reconstruction & Development (No Optional Call)	2.500%	3/19/24	AAA	106,003
535	International Bank for Reconstruction & Development (No Optional Call)	1.500%	8/28/24	AAA	552,367
100	International Bank for Reconstruction & Development (No Optional Call)	2.125%	3/03/25	Aaa	105,589
60	International Bank for Reconstruction & Development (No Optional Call)	3.125%	11/20/25	AAA	65,985
110	International Finance Corp (No Optional Call)	0.375%	7/16/25	AAA	108,178
20	International Finance Corp (No Optional Call)	2.125%	4/07/26	AAA	21,164
200	Nordic Investment Bank (No Optional Call)	2.250%	5/21/24	AAA	211,139
250	Province of Alberta Canada (No Optional Call), (3)	1.000%	5/20/25	AA-	252,081
100	Province of Alberta Canada (No Optional Call)	3.300%	3/15/28	Aa3	110,886
40	Province of Alberta Canada (No Optional Call)	1.300%	7/22/30	AA-	37,633
30	Province of British Columbia Canada (No Optional Call)	2.000%	10/23/22	AAA	30,786
100	Province of British Columbia Canada (No Optional Call)	1.750%	9/27/24	AAA	103,961
50	Province of British Columbia Canada (No Optional Call)	2.250%	6/02/26	AAA	53,018
9	Province of Manitoba Canada (No Optional Call)	2.125%	5/04/22	AA	9,168
10	Province of Manitoba Canada (No Optional Call)	2.100%	9/06/22	AA	10,247
100	Province of Manitoba Canada (No Optional Call)	2.600%	4/16/24	AA	106,082
70	Province of New Brunswick Canada (No Optional Call)	3.625%	2/24/28	AA	79,404
30	Province of Ontario Canada (No Optional Call)	2.550%	4/25/22	AA-	30,677
50	Province of Ontario Canada (No Optional Call), (3)	2.250%	5/18/22	AA-	51,039
516	Province of Ontario Canada (No Optional Call)	1.750%	1/24/23	AA-	528,938
10	Province of Ontario Canada (No Optional Call)	3.400%	10/17/23	AA-	10,731
60	Province of Ontario Canada (No Optional Call)	3.200%	5/16/24	AA-	64,783
200	Province of Ontario Canada (No Optional Call)	2.500%	4/27/26	AA-	213,650
20	Province of Quebec Canada (No Optional Call)	2.625%	2/13/23	AA-	20,827
9	Province of Quebec Canada (No Optional Call)	2.875%	10/16/24	AA-	9,695

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (4) (continued)
$180	Province of Quebec Canada (No Optional Call)	1.500%	2/11/25	AA-	$185,380
50	Province of Quebec Canada (No Optional Call)	0.600%	7/23/25	AA-	49,493
286	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	AA-	306,612
20	Province of Quebec Canada (No Optional Call)	2.750%	4/12/27	AA-	21,678
5,464	Total Municipal Bonds				5,771,282
	Sovereign Debt – 1.2%
10	Canada Government International Bond	2.000%	11/15/22	AAA	10,282
100	Canada Government International Bond	1.625%	1/22/25	AAA	103,873
10	Chile Government International Bond	2.450%	1/31/31	A	10,175
200	Chile Government International Bond, (3)	2.550%	1/27/32	A	204,302
416	Colombia Government International Bond	2.625%	3/15/23	BBB-	427,028
20	Colombia Government International Bond	4.500%	1/28/26	BBB-	21,850
50	Colombia Government International Bond	3.125%	4/15/31	BBB-	48,948
10	Colombia Government International Bond	7.375%	9/18/37	BBB-	13,248
200	Colombia Government International Bond	4.125%	2/22/42	BBB-	195,800
130	Hungary Government International Bond	5.750%	11/22/23	BBB	146,900
14	Hungary Government International Bond	7.625%	3/29/41	BBB	22,548
240	Israel Government International Bond	2.750%	7/03/30	A+	252,648
80	Korea Government International Bond	2.750%	1/19/27	AA	86,270
10	Korea Government International Bond	2.500%	6/19/29	Aa2	10,505
20	Korea Government International Bond	1.000%	9/16/30	AA	18,581
10	Panama Government International Bond	3.750%	3/16/25	BBB	10,875
20	Panama Government International Bond	3.160%	1/23/30	BBB	20,900
250	Panama Government International Bond	4.500%	5/15/47	BBB	276,997
70	Panama Government International Bond	4.500%	4/16/50	BBB	77,326
30	Peruvian Government International Bond	4.125%	8/25/27	BBB+	33,180
180	Peruvian Government International Bond	2.844%	6/20/30	BBB+	181,993
96	Peruvian Government International Bond	5.625%	11/18/50	BBB+	127,602
100	Republic of Italy Government International Bond	1.250%	2/17/26	N/R	98,121
150	Republic of Italy Government International Bond	2.875%	10/17/29	N/R	152,535
14	Uruguay Government International Bond	8.000%	11/18/22	BBB	14,390
200	Uruguay Government International Bond	4.125%	11/20/45	BBB	228,000
2,630	Total Sovereign Debt				2,794,877
$13,345	Total Government Related (cost $14,311,754)				14,371,701
	Total Long-Term Investments (cost $234,232,839)				233,472,313

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
755,659	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.020% (6)	$755,659
	Total Investments Purchased with Collateral from Securities Lending (cost $755,659)		755,659

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 2.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.8%
$234	Federal Agricultural Mortgage Corp Discount Notes	0.000%	5/03/21	N/R	$234,000
2,753	Federal Home Loan Bank Discount Notes	0.000%	5/19/21	N/R	2,752,994
3,000	Federal Home Loan Bank Discount Notes	0.000%	5/26/21	N/R	2,999,991
636	Federal Home Loan Bank Discount Notes	0.000%	6/02/21	N/R	635,997
$6,623	Total Short-Term Investments (cost $6,622,982)				6,622,982
	Total Investments (cost $241,611,480) – 102.2%				240,850,954
	Other Assets Less Liabilities – (2.2)%				(5,222,242)
	Net Assets – 100%				$235,628,712
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$88,029,448	$ —	$88,029,448
Securitized	—	69,230,278	—	69,230,278
Corporate Debt	—	61,840,886	—	61,840,886
Government Related	—	14,371,701	—	14,371,701
Investments Purchased with Collateral from Securities Lending	755,659	—	—	755,659
Short-Term Investments:
U.S. Government and Agency Obligations	—	6,622,982	—	6,622,982
Total	$755,659	$240,095,295	$ —	$240,850,954

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $740,467.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.